[PERFORMANCE FUNDS LOGO]

July 1, 2002

Dear Shareholder:

We are pleased...

The Performance Funds' fiscal year came to an end on May 31, 2002 and it's certainly been a year that everyone will remember. Let's recall for a moment what transpired.

First the bad news. The U.S. entered a recession for the first time in ten years. Europe acted as if it was in a recession and Japan's recession was its fourth since 1990. The stock market collapsed, the World Trade Center towers collapsed, the Middle East peace process collapsed, Argentina collapsed, the U.S. budget surplus collapsed and the tech bubble collapsed some more. Bankruptcies were common and accounting frauds were exposed. The U.S. Treasury stopped issuing 30-year bonds while the SEC issued subpoenas for its investigation of how Initial Public Offerings (IPOs) were allocated. Oil prices fell and disinflation was now the topic of conversation.

So, what did America do to respond? President Bush cut taxes. The Federal Reserve cut interest rates further (down to 1.75%, a 40 year low) and corporations cut payrolls. Automobile incentives were established to re-ignite spending. We went to war.

An unprecedented attack on U.S. soil by terrorists on a date that will never be forgotten sent a blow to an already struggling U.S. economy. The Federal Reserve (the "Fed") has done just about all it can to keep things under control. It now appears that the 1.75% Federal Funds target rate has bottomed and an increase is expected later this year. Under Fed Chairman Greenspan, the Fed has waited a little over a year, on average, after the last rate cut before raising rates, with the shortest being seven months. Furthermore, retail sales have been growing at a 3.7% rate per year, which bodes well for an early rate hike and additional fiscal stimulus might encourage the Fed to act sooner than they otherwise would. However, the Fed has never embarked on a tightening cycle until at least two months after the unemployment rate has peaked. Currently at 5.8%, the unemployment rate still appears to be on the rise as corporations continue in their efforts to cut costs.

In an effort to keep the economy going and to support the fight on terrorism, the Bush Administration has been active with tax cuts and increased spending. This has come at a cost and budget deficits have started to reappear. As of May 2002, receipts are down 11.6 percent from last year with declines of 20 and 17 percent in individual and corporate receipts respectively. Outlays, meanwhile, are up 10 percent with double-digit gains reported for defense, health, Medicare, income security, and "other" outlays. Currently, the on-budget deficit is $248 billion compared to a surplus of $34 billion last fiscal year at this time. The on-budget position excludes Social Security. $100 billion plus deficits are predicted for this year and next year.

Foreign investment in U.S. Treasuries and Agencies have been on the decrease of lately, which is significant because foreign investors own 40% of marketable Treasuries. This reduced investment flow has helped push the dollar lower. Historically, a weaker dollar has not been good for bonds because it helps increase inflationary pressures. Presently inflation still remains at bay. As measured by the Consumer Price Index, inflation decreased over the fiscal year from 3.6 percent to 1.2 percent.

Several indicators are pointing to improved profit growth, which is where the economy needs to see improvement if it wants to recover from a recession. There is a strong correlation between the level of corporate profits and the direction of GDP (Gross Domestic Product) growth. There is also a cyclical effect on profits as evident when the economy is in recession; profits from current production contract and conversely, when the economy is expanding, profits have grown. In the long run profit growth should equal nominal GDP growth. As of late, profits seem to be improving, and as of this writing, GDP has been revised upward to 6.1% for the first quarter 2002.

Spending also usually picks up with an expected improvement in profitability. The consumer is still spending money, and now the question is, when will businesses start spending? In other words, when will capital expenditures resume its growth? That question will soon unfold, but let's hope companies will report them correctly and that at the very least, honestly.

On the following pages you will find a detailed discussion of each Fund's performance. As always, we appreciate your support, welcome your comments, and encourage you to talk with your investment representative should you have any questions about your funds.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board
---------------

Trustmark Bank provides investment advisory services and other services to the Fund and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The funds are distributed by Performance Funds Distributor, Inc.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE CHAIRMAN OF THE BOARD THROUGH THE END OF THE PERIOD COVERED BY THE REPORT, AS STATED ON THE COVER. THE CHAIRMAN OF THE BOARD'S VIEWS ARE SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MONEY MARKET FUND

The Money Market Fund provided shareholders with a return of 2.26%(1) (Institutional Class Shares) and 2.01%(1) (Class A Shares) for the year ended May 31, 2002. Over the past twelve months, the Fund's seven-day yield has fluctuated from a high of 4.02%(1) on June 1, 2001, to a low of 1.33%(1) on February 14, 2002 (institutional shares only). Interest rates continued to move lower during the past twelve months as the Federal Reserve moved the target Fed Funds rate to a low of 1.75% at the end of the period. A sluggish economy along with the September 11 disaster, have kept the Federal Reserve in an easing mode. The Performance Money Market Fund has been affected by the lower interest rate environment due to the fact that the securities that the Fund purchases have moved lower in yield during this time frame. Going forward, the economic situation will play a major role in whether the short-term interest rate environment improves or not. As long as the Federal Reserve has to keep interest rates low in an attempt to stimulate the economy, the Fund will not have an opportunity to invest funds at higher rates.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers' acceptances, commercial paper and repurchase agreements(2). The Fund is considered a first tier Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund's objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund's inception, but there can be no guarantee that it will be in the future.

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

(1) The returns and yields set forth reflect the voluntary reduction of a portion of the Fund's fees. Without the reduction of these fees, the returns and yields for the periods would have been lower. The yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

(2) Portfolio composition is subject to change.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE SHORT TERM GOVERNMENT INCOME FUND

The Short Term Government Income Fund provided shareholders with a return of 5.42% (Institutional Class Shares), 5.16% (Class A Shares(1) -- excluding sales charge) and 2.00% (Class A Shares(1) -- including sales charge) for the year ended May 31, 2002. The net asset value for the Fund's Institutional Shares closed the fiscal year at $10.11 from a beginning price of $10.02 last June. The Fund did a good job during the past year of capturing the incremental yield that was available to the shareholders due to the steepness in the yield curve. The shape in the curve was due to the fact that during the past twelve months, the Federal Reserve continued to lower short-term interest rates in an attempt to revive the economy. The Federal Reserve had begun to slow its pace of lowering interest rates in the summer of 2001, which led many people to believe that the economy was beginning to turn around. In August of 2001, the Fed Funds target interest rate was pegged at 3.50%. The Fund began to take on a defensive position during this time period as many economic indicators were beginning to point towards an improvement in the economic climate. In doing this, the Fund bought more spread product such as Government Agency debt and lightened our holdings in U. S. Treasury obligations along with having a duration that was slightly lower than that of the corresponding index. Then the events of September 11 came to pass. When the markets re-opened the following week, there was a massive flow of money into Treasury securities. The Federal Reserve immediately lowered interest rates in an effort to avert a panic. Two-year Treasury notes dropped in yield from 3.51% on September 10, to a low of 2.30% in early November. The Fund under-performed the Merrill 1-3 Government index during this two-month time frame due to the higher concentration of Treasury securities in the index verses the Fund. Since that time, the markets have returned to a more normal trading pattern as investors have returned to other sectors of the markets besides just Treasuries. This has helped the Fund track the index more closely since the end of November.

The Fund will continue to try and capture the incremental yield available in the short end of the U.S. fixed income securities markets for the benefit of our shareholders. We will continue to use our strategy of buying high quality securities from the U. S. Treasury, Agency, Mortgage and Corporate markets so our shareholders will be well diversified across many different sectors of the market(2).

Signed,

/s/ Kelly J. Collins

Kelly J. Collins
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(2) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                     THE SHORT TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2002)

                                    [GRAPH]

                                                            INSTITUTIONAL CLASS    LEHMAN BROTHERS 1-3 YR   MERRILL LYNCH 1-3 YR.
                                       CLASS A SHARES*             SHARES             GOV'T./CORP.(1)          GOV'T./CORP.(2)
                                       ---------------      -------------------    ----------------------   ---------------------
6/92                                      $  9700                $ 10000                  $ 10197                 $ 10103
11/92                                       10016                  10326                    10421                   10332
5/93                                        10346                  10673                    10796                   10708
11/93                                       10542                  10889                    11058                   10970
5/94                                        10474                  10832                    11022                   10936
11/94                                       10548                  10923                    11143                   11058
5/95                                        11113                  11522                    11839                   11762
11/95                                       11474                  11912                    12296                   12212
5/96                                        11600                  12057                    12480                   12390
11/96                                       12042                  12532                    13024                   12930
5/97                                        12232                  12745                    13311                   13218
11/97                                       12653                  13199                    13803                   13704
5/98                                        13025                  13604                    14241                   14148
11/98                                       13448                  14063                    14803                   14707
5/99                                        13586                  14225                    15006                   14912
11/99                                       13805                  14473                    15314                   15217
5/00                                        14086                  14787                    15609                   15523
11/00                                       14699                  15449                    16370                   16278
5/01                                        15381                  16186                    17219                   17107
11/01                                       15942                  16813                    18013                   17897
5/02                                        16174                  17063                    18331                   18203

-------------------------------------------------------------
                       CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURNS(3)
-------------------------------------------------------------
                                                   INCEPTION
                            1 YEAR      5 YEAR     (6/1/92)
-------------------------------------------------------------
 Without Sales Charge        5.16%       5.75%       5.25%
-------------------------------------------------------------
 With Sales Charge*          2.00%       5.11%       4.93%
-------------------------------------------------------------

                     * Reflects the maximum sales charge of 3.00%.

--------------------------------------------------------------
                  INSTITUTIONAL CLASS SHARES
                    AVERAGE ANNUAL RETURNS
--------------------------------------------------------------
                                               INCEPTION
       1 YEAR               5 YEAR              (6/1/92)
--------------------------------------------------------------
        5.42%                6.01%                5.49%
--------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Lehman Brothers 1-3 Year Government/Corporate Index (the "Index"). The Index is unmanaged and is comprised of investment-grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1-3 years. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(2) The Merrill Lynch 1-3 Government/Corporate Index (the "Index") is an unmanaged market value-weighted index that tracks the total return performance of publicly placed, nonconvertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index although they can invest in the underlying securities.

(3) The total returns for Class A Shares reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

Shareholders of The Intermediate Term Income Fund enjoyed an attractive total return for another year ended May 31, 2002. Institutional shares returned 8.34%(1) for the fiscal year, compared to 7.77% indicated by the Merrill Lynch U.S. Government and Corporate Master Index. Bonds were again a favorable asset to hold over the year, outperforming most of the publicly held financial asset classes.

From the start of this fiscal period in June of 2001, bond prices continued to rally from jitters in the stock market, and continued weakness in the domestic economy. In addition, several major political events shocked the markets. In response, the Fed continued to lower short term interest rates from 4.00%, to the current level of 1.75%. Both the bond and stock markets experienced wild gyrations, and interest rates in some maturity sectors had 100 basis point yield swings in both directions. The net result during this reporting period is that shorter maturity (under 5 years) rates followed the Fed's lead, and fell drastically. However longer maturity (over 10 years) rates fell very little. Bond yields are now oscillating with the stock market, falling when stocks fall, and rising when stocks rise. As the stock market is near multi-year lows, so are bond yields.

We now stand at a very crucial time in the bond market. In my opinion, current yields make bonds very unattractive as a long-term investment. The bond market itself is beginning to show stress signs of overpricing, and could possibly be indicating an eventual economic recovery much in the same way it signaled the slow economic cycle we are in. Why are people still buying them? Well I am not sure "people" are. I know that institutional money managers are buying them with flight money from the stock market, and I know that foreign investors are buying them to protect themselves from there own economies. Much of this buying is fear and panic driven, and can reverse course rapidly. Should the stock market settle down, or the economy continue to show signs of recovery, or the Fed take back some of the precautionary interest rate relief it has provided, these very same institutional buyers will unload bond positions by the billions. Those who remain uncautiously invested in bonds after such a scenario will be left with little fundamental value. We continue to believe that the bond market has a "forward looking" nature to it, and may be suggesting that an improvement in our economy is forthcoming. We intend to maintain a cautious stance, offering market levels of current income, and mitigating adverse price fluctuation as much as possible.

Signed,

/s/ Jonathan Rogers

Jonathan Rogers, CFA
Portfolio Manager
Trustmark Financial Services, Inc.
---------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                  THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
                        PERFORMANCE (AS OF MAY 31, 2002)

                                    [GRAPH]

                                                                      INSTITUTIONAL CLASS    LEHMAN BROTHERS      MERRILL LYNCH
                               CLASS A SHARES*    CLASS B SHARES**          SHARES           GOV'T./CORP.(1)     GOV'T./CORP.(2)
                               ---------------    ----------------    -------------------    ---------------     ---------------
6/92                              $  9475             $  9500              $ 10000              $ 10147             $ 10148
11/92                                9921                9966                10466                10470               10484
5/93                                10671               10758                11266                11226               11233
11/93                               11124               11336                11759                11776               11783
5/94                                10680               10873                11304                11340               11369
11/94                               10566               10863                11197                11338               11364
5/95                                11646               11986                12356                12657               12679
11/95                               12233               12606                12995                13411               13432
5/96                                11926               12287                12685                13176               13210
11/96                               12696               13195                13521                14161               14178
5/97                                12753               13254                13600                14216               14245
11/97                               13535               14179                14451                15210               15237
5/98                                14048               14720                15017                15849               15884
11/98                               14787               15579                15826                16784               16809
5/99                                14345               15057                15387                16493               16537
11/99                               14276               14944                15333                16563               16603
5/00                                14409               15012                15496                16805               16866
11/00                               15496               16087                16685                18056               18131
5/01                                16213               16767                17475                18967               19025
11/01                               17192               17716                18540                20136               20205
5/02                                17520               17992                18936                20454               20503

----------------------------------------------------------
                      CLASS A SHARES
               AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------
                                                INCEPTION
                         1 YEAR      5 YEAR     (6/1/92)
----------------------------------------------------------
 Without Sales Charge      8.07%      6.56%       6.34%
----------------------------------------------------------
 With Sales Charge*        2.43%      5.42%       5.77%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ------------------------------------------------------------------
                                                                                  CLASS B SHARES
                                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                        ------------------------------------------------------------------
                                                                                                              INCEPTION
                                                                                  1 YEAR         5 YEAR      (6/1/92)(3)
                                                        ------------------------------------------------------------------
                                                         Without CDSC              7.31%          5.99%          6.05%
                                                        ------------------------------------------------------------------
                                                         With CDSC**               2.31%          6.05%          6.05%
                                                        ------------------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
                  AVERAGE ANNUAL RETURNS
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (6/1/92)
-----------------------------------------------------------
       8.34%               6.85%               6.59%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in Lehman Government/Corporate Bond Index (the "Index"). The Index is an unmanaged index that is comprised of investment-grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of 1-10 years. The index does not reflect the expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

(2) The Merrill Lynch Government/Corporate Master Index (the "Index") is an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(3) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

    The total returns set forth reflects the waiver of a portion of the Fund's fees. Without the waiver of these fees, total returns for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND

For the fiscal year ended May 31, 2002 The Large Cap Equity Fund (the "Fund"), Institutional Class Shares, returned -13.58%. This performance was slightly better than that realized by the Standard & Poor's 500 Stock Index(1) of -13.85% for the same period. Despite a brief rally by technology and telecommunication stocks in October and November of 2001, weakness in these sectors returned by the beginning of 2002 and has continued to the present date. This, coupled with weakness in the health care sector, has contributed greatly to the broad market's poor performance over the last 12 months.

As for sector performance, holdings in the consumer staples sector proved to be the strongest performers for the Fund since May 31, 2001. Specifically, consumer goods marketer Procter & Gamble Co. returned just under 40% for the year. Also up were Gillette Co. (up 23%), chewing gum manufacturer WM. Wrigley Jr. Co. (up 19%), and beverage manufacturer Coca-Cola Co. (up 17%). Consumer electronics retailer Circuit City Stores Inc. realized the largest increase in value over the 12-month period with a 53% return. Conversely, holdings in troubled Tyco International Ltd. (down 62%) and WorldCom Inc. (down 90%), though relatively small, had a negative impact on the Fund's performance. Other holdings that applied downward pressure on the Fund's return were Nortel Networks (down 83%), AOL Time Warner Inc. (down 64%), and Microsoft Corp. (down 26%).

Investor uncertainty and weak corporate earnings have suppressed the equity market's performance over the last 12 months, with heavy pressure being particularly applied in the latter half of the Fund's fiscal year. Investors remain wary in light of the seemingly endless stream of reported accounting irregularities, earnings restatements, and allegations of fraud; all of which have significantly impacted the valuations of the large, blue-chip-type companies typically found in the Fund. Despite recent economic indicators that suggest a recovery is being staged for the U.S. economy, investors are choosing to wait for the uncertainty to subside before reentering the equity markets. In light of all these circumstances, our focus continues to be on security selection and we believe the Fund is well positioned as the U.S. economy continues it's recovery.

      LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2002(2)

 1.  S&P 500 Spdr Trust                4.71%
 2.  General Electric                  3.67%
 3.  Exxon Mobil                       3.65%
 4.  Microsoft                         3.43%
 5.  Wal-Mart                          3.37%
 6.  Pfizer                            3.12%
 7.  Citigroup                         2.84%
 8.  Intel                             2.73%
 9.  Johnson & Johnson                 2.59%
10.  Coca-Cola                         2.36%

Signed,

/s/ Charles H. Windham, Jr.
Charles H. Windham, Jr.
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's 500 Stock Index, (the "Index") is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Funds' performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2002.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                           THE LARGE CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2002)

                                    [GRAPH]

                                                                                      INSTITUTIONAL CLASS
                                          CLASS A SHARES*        CLASS B SHARES**            SHARES               S&P 500(1)
                                          ---------------        ----------------     -------------------         ----------
6/92                                         $  9475                $  9500                $ 10000                $  9855
11/92                                          10138                  10195                  10695                  10541
5/93                                           10841                  10937                  11448                  11157
11/93                                          11408                  11636                  12061                  11603
5/94                                           11150                  11363                  11802                  11631
11/94                                          10978                  11282                  11635                  11728
5/95                                           12830                  13235                  13615                  13968
11/95                                          14743                  15254                  15665                  16056
5/96                                           16475                  17081                  17526                  17947
11/96                                          19044                  19892                  20284                  20529
5/97                                           21212                  22178                  22619                  23230
11/97                                          24245                  25478                  25885                  26387
5/98                                           28044                  29486                  29976                  30363
11/98                                          30215                  31845                  32346                  32632
5/99                                           33069                  34751                  35445                  36747
11/99                                          34988                  36633                  37554                  39452
5/00                                           34749                  36250                  37344                  40598
11/00                                          32463                  33738                  34933                  37787
5/01                                           30498                  31585                  32854                  36313
11/01                                          28356                  29257                  30589                  33169
5/02                                           26305                  27035                  28403                  31285

----------------------------------------------------------
                      CLASS A SHARES
             AVERAGE ANNUAL TOTAL RETURNS(2)
----------------------------------------------------------
                                                INCEPTION
                         1 YEAR      5 YEAR     (6/1/92)
----------------------------------------------------------
 Without Sales Charge    -13.75%       4.40%      10.75%
----------------------------------------------------------
 With Sales Charge*      -18.26%       3.28%      10.16%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        ----------------------------------------------------------
                                                                              CLASS B SHARES
                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                        ----------------------------------------------------------
                                                                                                       INCEPTION
                                                                                1 YEAR      5 YEAR    (6/1/92)(3)
                                                        ----------------------------------------------------------
                                                         Without CDSC           -14.41%       3.85%      10.46%
                                                        ----------------------------------------------------------
                                                         With CDSC**            -18.33%       3.69%      10.46%
                                                        ----------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
                  AVERAGE ANNUAL RETURNS
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (6/1/92)
-----------------------------------------------------------
      -13.58%               4.66%              11.01%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's 500 Stock Index (the "Index"), which represents the U.S. stock market as a whole. The index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) Performance of the Class B shares, which commenced operations on 10/2/98, is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MID CAP EQUITY FUND

For the year ended May 31, 2002, The Mid Cap Equity Fund Institutional Class Shares returned 1.22% while the S&P MidCap 400 Index(1) returned 2.43%. The Fund and the Index bottomed in September following the terrorist attacks on New York and Washington and then rallied throughout the remainder of the period to finish up slightly from a year ago.

Holdings in the Health Care and Business Services sectors positively impacted returns as Beckman Coulter increased 33% and Trigon Healthcare rallied over 81%. Quest Diagnostics and Oxford Health Plans also rose nicely, up 41% and 75% respectively. Apollo Group, a provider of adult education services, jumped 52%. On the downside, Ivax Corp (-61%), IDEC Pharmaceuticals (-31%), and A.G. Edwards (-5%) penalized performance.

The recession appears to have been shorter and shallower than originally expected. In such an environment, we think MidCap companies continue to represent attractive investment opportunities. They certainly have held up better than their large cap counterparts throughout the bear market, and we would expect that trend to continue in the coming quarters and years.

      LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2002(2)

 1.  S&P MidCap Depositary Receipt     4.37%
 2.  A.G. Edwards                      3.20%
 3.  Beckman Coulter                   3.14%
 4.  Electronic Arts                   1.94%
 5.  International Game Tech           1.90%
 6.  Cleco Corp                        1.88%
 7.  Quest Diagnostics                 1.65%
 8.  Apollo Group                      1.63%
 9.  M&T Bank Corp                     1.55%
10.  Concord EFS                       1.44%

Signed,

/s/ Douglas H. Ralston

Douglas H. Ralston, CFA
Portfolio Manger
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's MidCap 400 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management sand accounting fees. The Fund's performance reflects the deductions of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2002.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                            THE MID CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2002)

                                    [GRAPH]

                                                                                      INSTITUTIONAL CLASS
                                          CLASS A SHARES*        CLASS B SHARES**            SHARES          S & P MIDCAP 400(1)
                                          ---------------        ----------------     -------------------    -------------------
2/94                                         $  9475                $  9500                $ 10000                $  9858
5/94                                            9128                   9150                   9634                   9382
11/94                                           9050                   9075                   9563                   9337
5/95                                           10683                  10871                  11301                  10650
11/95                                          12445                  12729                  13180                  12370
5/96                                           14182                  14663                  15037                  13681
11/96                                          15525                  16079                  16480                  14692
5/97                                           17349                  18004                  18439                  16165
11/97                                          20259                  21074                  21556                  18726
5/98                                           22002                  23012                  23446                  21000
11/98                                          20317                  21190                  21664                  20673
5/99                                           21714                  22692                  23196                  23505
11/99                                          23292                  24244                  24918                  25091
5/00                                           23509                  24472                  25180                  28548
11/00                                          23961                  24861                  25691                  29016
5/01                                           24661                  25485                  26472                  31666
11/01                                          22814                  23495                  24519                  29521
5/02                                           24897                  25551                  26796                  32422

----------------------------------------------------------
                      CLASS A SHARES
             AVERAGE ANNUAL TOTAL RETURNS(2)
----------------------------------------------------------
                                                INCEPTION
                         1 YEAR      5 YEAR     (2/24/94)
----------------------------------------------------------
 Without Sales Charge      0.96%       7.49%      12.40%
----------------------------------------------------------
 With Sales Charge*       -4.35%       6.33%      11.69%
----------------------------------------------------------

* Reflects the maximum sales charge of 5.25%

                                                        ------------------------------------------------------------
                                                                               CLASS B SHARES
                                                                        AVERAGE ANNUAL TOTAL RETURNS
                                                        ------------------------------------------------------------
                                                                                                        INCEPTION
                                                                                1 YEAR      5 YEAR     (2/24/94)(3)
                                                        ------------------------------------------------------------
                                                         Without CDSC             0.26%       6.90%       12.02%
                                                        ------------------------------------------------------------
                                                         With CDSC**             -3.97%       6.66%       12.02%
                                                        ------------------------------------------------------------

                                          ** Reflects the applicable contingent
                                             deferred sales charge (max. 5.00%)
                                             which varies with the length of
                                             time held.

-----------------------------------------------------------
                INSTITUTIONAL CLASS SHARES
                  AVERAGE ANNUAL RETURNS
-----------------------------------------------------------
                                             INCEPTION
      1 YEAR              5 YEAR             (2/24/94)
-----------------------------------------------------------
       1.22%                7.76%              12.67%
-----------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's MidCap 400 Stock Index (the "Index"), which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE SMALL CAP EQUITY FUND(1)

The Small Cap Equity Fund Institutional Shares returned 6.84%(2) for the year ended May 31, 2002. The S&P SmallCap 600 Index(3) returned 9.62% in comparison.

Homebuilders, selected retailers and restaurants were strong performers in the fund this year, while technology and related issues continued to fall.

In the Fund, companies that helped contribute to performance were Ryland Group, up 138%, K-Swiss, rising 91% and Ryan's Family Steakhouse adding 112%. On the downside, Shaw Group slid 43% and Coherent fell 15%.

               TOP TEN HOLDINGS OF THE FUND AS OF MAY 31, 2002(4)

 1.  Ishares S&P SmallCap 600 Growth
 2.  Ishares S&P SmallCap 600 Index
 3.  Alliant Techsystems
 4.  Varian Medical Systems
 5.  Coventry Health Care
 6.  XTO Energy
 7.  United Stationers
 8.  Toll Brothers
 9.  Polaris Industries
10.  Renal Care Group

Signed,

/s/ Douglas P. Muenzenmay
Doug P. Muenzenmay, CFA
Portfolio Manager
Trustmark Financial Services, Inc.
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) Small capitalization funds typically carry additional risks since small companies generally have higher company specific risk and historically, their stock have experienced a greater degree of market volatility than larger company stocks on average.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) The Standard & Poor's SmallCap 600 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(4) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2002.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                           THE SMALL CAP EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2002)

                                    [GRAPH]

                                                                                      INSTITUTIONAL CLASS
                                          CLASS A SHARES*        CLASS B SHARES**            SHARES          S&P SMALLCAP 600(1)
                                          ---------------        ----------------     -------------------    -------------------
10/97                                         $ 9475                 $ 9500                $ 10000                $  9568
11/97                                           8720                   8740                   9200                   9499
5/98                                            9393                   9414                   9920                  10253
11/98                                           8095                   8198                   8570                   8990
5/99                                            7743                   7816                   8209                   9505
11/99                                           7877                   8005                   8361                   9934
5/00                                            7906                   7995                   8401                  10849
11/00                                           7896                   8037                   8401                  10701
5/01                                            8174                   8294                   8704                  12314
11/01                                           7743                   7908                   8260                  11991
5/02                                            8720                   8868                   9300                  13499

------------------------------------------------------
                    CLASS A SHARES
             AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------
                                            INCEPTION
                                 1 YEAR     (10/1/97)
------------------------------------------------------
  Without Sales Charge             6.67%      -1.77%
------------------------------------------------------
  With Sales Charge*               1.11%      -2.90%
------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        -------------------------------------------------------
                                                                            CLASS B SHARES
                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                        -------------------------------------------------------
                                                                                                   INCEPTION
                                                                                       1 YEAR     (10/1/97)(2)
                                                        -------------------------------------------------------
                                                         Without CDSC                    5.85%       -2.34%
                                                        -------------------------------------------------------
                                                         With CDSC**                     0.85%       -2.54%
                                                        -------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

---------------------------------------------------------
               INSTITUTIONAL CLASS SHARES
                 AVERAGE ANNUAL RETURNS
---------------------------------------------------------
                                      INCEPTION
           1 YEAR                     (10/1/97)
---------------------------------------------------------
            6.84%                       -1.54%
---------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's SmallCap 600 Stock Index (the "Index"), which is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Performance of the Class B shares, which commenced operations on 10/2/98 is based on the historical performance of the Class A shares prior to that date which do not reflect the higher distribution fees or the contingent deferred sales charge (CDSC) associated with the Class B shares. Had the higher distribution fees and the CDSC been incorporated, total return and hypothetical growth figures would have been lower.

    The total return set forth reflects a reduction of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LEADERS EQUITY FUND

For the fiscal year ended May 31, 2002, The Leaders Equity Fund(1) (the "Fund") Institutional Class Shares returned -7.73%(2). Although the Fund's return was negative, it does compare favorably to our benchmarks, the Russell 1000 Index(3), which returned -13.19% and the Russell 1000 Growth Index(4) -21.46% for the same period. The Fund's exposure to healthcare, homebuilders, and business services in the latter part of the fiscal year contributed positively to the funds relative performance.

The Fund's best performing holdings came from a variety of economic sectors. Apollo Group, an adult education provider, returned 52%, Tenet Healthcare returned 63%, Patterson Dental, a dental supplies and equipment distributor, returned 51%, and information technology services provider, Affiliated Computer, returned 38%. The portfolio managers' tendency to cut losses quickly paid off this year as positions in Tyco, Nvidia, and others were sold on signs of weakness. This approach has resulted in the Fund realizing numerous small losses throughout the year.

The Fund's exposure to technology and telecommunications stocks over the past year has been minimal and is expected to remain so until these companies begin producing positive earnings and earnings growth. We think the U.S. economy will continue to recover from recession the remainder of this year with corporate earnings improving in turn. We also believe the Federal Reserve will wait to raise short-term rates until the economy is on firmer footing or inflation concerns appear. As always, the Fund will continue its focus on leading companies with superior earnings growth whatever the economic climate.

      LISTED BELOW ARE THE TOP TEN HOLDINGS OF THE FUND AT MAY 31, 2002(5)

 1.  Mohawk                            3.46%
 2.  Moody's                           3.42%
 3.  Affiliated Computer               3.40%
 4.  KB Home                           3.25%
 5.  Apollo Group                      3.20%
 6.  Quest Diagnostics                 3.17%
 7.  Patterson Dental                  3.12%
 8.  Tenet Healthcare                  3.07%
 9.  United Healthcare                 3.07%
10.  Pepsi Bottling Group              2.94%

Signed,

/s/ Douglas H. Ralston

Doug H. Ralston, CFA
Portfolio Manager
Trustmark Financial Services, Inc.

/s/ Douglas P. Muenzenmay
Doug P. Muenzenmay, CFA
Portfolio Manager
Trustmark Financial Services, Inc.

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Leaders Equity Fund commenced operations on September 1, 2000.

(2) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(3) The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

(4) The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

    The performance of the indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(5) Portfolio composition is subject to change. The ten largest holdings' percentages are based upon net assets as of May 31, 2002.

As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2002. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
--------------------------------------------------------------------------------
                            THE LEADERS EQUITY FUND
                        PERFORMANCE (AS OF MAY 31, 2002)

                                    [GRAPH]

                                                                                     INSTITUTIONAL CLASS
                                         CLASS A SHARES*        CLASS B SHARES**            SHARES          RUSSELL 1000 INDEX(1)
                                         ---------------        ----------------     -------------------    ---------------------
9/00                                         $ 9475                 $ 9500                 $ 10000                $ 9536
11/00                                          8002                   8009                   8443                   8559
5/01                                           7461                   7448                   7892                   8238
11/01                                          6324                   6346                   6692                   7504
5/02                                           6864                   6864                   7282                   7139

------------------------------------------------------
                    CLASS A SHARES
             AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------
                                            INCEPTION
                                 1 YEAR    (09/01/00)
------------------------------------------------------
  Without Sales Charge            -8.01%     -16.88%
------------------------------------------------------
  With Sales Charge*             -12.88%     -19.40%
------------------------------------------------------

* Reflects the maximum sales charge of 5.25%.

                                                        -------------------------------------------------------
                                                                            CLASS B SHARES
                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                        -------------------------------------------------------
                                                                                                   INCEPTION
                                                                                       1 YEAR      (09/01/00)
                                                        -------------------------------------------------------
                                                         Without CDSC                   -8.80%       -17.49%
                                                        -------------------------------------------------------
                                                         With CDSC**                   -13.36%       -19.39%
                                                        -------------------------------------------------------

                                           ** Reflects the applicable contingent
                                              deferred sales charge (max. 5.00%)
                                              which varies with the length of
                                              time held.

---------------------------------------------------------
               INSTITUTIONAL CLASS SHARES
                 AVERAGE ANNUAL RETURNS
---------------------------------------------------------
                                      INCEPTION
           1 YEAR                     (09/1/00)
---------------------------------------------------------
           -7.73%                       -16.62%
---------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The charts above represent a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (the "Index"). The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

    Investors cannot invest directly in an index, although they can invest in the underlying securities.

    The total returns set forth reflect a reduction of a portion of the Fund's fees. Without the reduction of these fees, total returns for the period would have been lower.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
May 31, 2002

 PRINCIPAL                                                                  MOODY'S/S&P
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS        VALUE
 ---------                        --------------------                      -----------      -----
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.5%
              FEDERAL HOME LOAN BANK -- 18.0%
$30,000,000   1.72%, 6/5/02...............................................    Aaa/N/R     $ 29,994,267
 45,000,000   1.74%, 6/14/02..............................................    Aaa/N/R       44,972,086
  7,926,000   2.09%, 9/13/02..............................................    Aaa/N/R        7,878,145
  2,500,000   6.04%, 12/27/02.............................................    Aaa/N/R        2,556,352
 10,000,000   2.25%, 1/30/03..............................................    Aaa/N/R       10,000,000
  5,000,000   2.78%, 4/4/03...............................................    Aaa/N/R        5,000,000
  5,000,000   2.83%, 4/21/03..............................................    Aaa/N/R        5,006,113
  5,000,000   2.65%, 6/20/03..............................................    Aaa/N/R        5,000,000
                                                                                          ------------
                                                                                           110,406,963
                                                                                          ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.6%
 40,000,000   1.73%, 6/4/02...............................................    Aaa/N/R       39,994,233
                                                                                          ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.8%
 22,600,000   1.75%, 6/19/02..............................................    Aaa/N/R       22,580,564
  6,345,000   5.00%, 2/14/03..............................................    Aaa/N/R        6,448,050
                                                                                          ------------
                                                                                            29,028,614
                                                                                          ------------
              STUDENT LOAN MARKETING ASSOCIATION -- 5.1%
 21,000,000   1.73%, 6/20/02..............................................    Aaa/N/R       20,981,158
 10,000,000   2.58%, 6/20/02..............................................    Aaa/N/R       10,000,000
                                                                                          ------------
                                                                                            30,981,158
                                                                                          ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.................................    210,410,968
                                                                                          ------------
              U.S. TREASURY BILLS -- 4.9%
              U.S. TREASURY BILLS -- 4.9%
 20,000,000   1.73%, 6/6/02...............................................    Aaa/Aaa       19,995,180
 10,000,000   1.69%, 6/13/02..............................................    Aaa/Aaa        9,994,267
                                                                                          ------------
              TOTAL U.S. TREASURY BILLS................................................     29,989,447
                                                                                          ------------
              COMMERCIAL PAPER -- 49.0%
              AUTOMOTIVE -- 4.1%
 25,000,000   Toyota Motor Credit Corporation,1.73%, 6/26/02..............      P1/A1+      24,969,965
                                                                                          ------------
              BEVERAGES -- 4.1%
 25,000,000   Coca-Cola Company, 1.74%, 6/3/02............................      P1/A1       24,997,583
                                                                                          ------------
              CONSUMER GOODS & SERVICES -- 6.6%
 15,000,000   Procter & Gamble CO., 1.74%, 6/3/02.........................      P1/A1+      14,998,550
 25,000,000   Wal-Mart Stores, 1.75%, 6/11/02.............................      P1/A1+      24,987,847
                                                                                          ------------
                                                                                            39,986,397
                                                                                          ------------
              ELECTRONICS -- 4.3%
 11,000,000   General Electric Company, 1.75%, 6/6/02.....................      P1/A1+      10,997,326
 15,000,000   General Electric Company, 1.75%, 6/12/02....................      P1/A1+      14,991,980
                                                                                          ------------
                                                                                            25,989,306
                                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

 PRINCIPAL                                                                  MOODY'S/S&P
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS        VALUE
 ---------                        --------------------                      -----------      -----
              COMMERCIAL PAPER (CONTINUED)
              ENERGY -- 5.4%
$25,000,000   Chevron Texaco Inc., 1.74%, 6/25/02.........................      P1/A1+    $ 24,971,000
  8,225,000   Du Pont (E.I.) de Nemours, 1.75%, 6/7/02....................      P1/A1+       8,222,601
                                                                                          ------------
                                                                                            33,193,601
                                                                                          ------------
              FINANCIAL SERVICES -- 11.8%
 25,000,000   American General Corporation, 1.76%, 6/11/02................      P1/A1+      24,987,778
 22,000,000   Bear Stearns Company, 1.76%, 6/13/02........................      P1/A1       21,987,093
 25,000,000   Wells Fargo & CO., 1.78%, 7/10/02...........................      P1/A1       24,951,792
                                                                                          ------------
                                                                                            71,926,663
                                                                                          ------------
              HEALTH CARE -- 4.1%
 25,000,000   Abbott Labs, 1.74%, 7/9/02..................................      P1/A1+      24,954,083
                                                                                          ------------
              MULTIMEDIA -- 4.5%
 27,500,000   Gannett CO. Commercial Paper, 1.78%, 6/10/02................      P1/A1       27,487,763
                                                                                          ------------
              UTILITIES -- 4.1%
 25,000,000   National Rural Utilities, 1.77%, 6/21/02....................      P1/A1       24,975,417
                                                                                          ------------
              TOTAL COMMERCIAL PAPER...................................................    298,480,778
                                                                                          ------------
              CORPORATE BONDS -- 3.7%
              FINANCIAL SERVICES -- 3.7%
  2,625,000   Bear Stearns Company, 6.13%, 2/1/03.........................       A2/A        2,681,846
  9,625,000   Merrill Lynch & Company, 6.00%, 2/12/03.....................     Aa3/AA-       9,837,558
 10,000,000   Regions Bank Corporate, 7.80%, 12/1/02......................       A2/A-      10,262,722
                                                                                          ------------
              TOTAL CORPORATE BONDS....................................................     22,782,126
                                                                                          ------------
              MUNICIPAL BONDS -- 1.3%
              MISSISSIPPI -- 1.3%
  7,630,000   Mississippi Business Finance Corporation, 1.87%, 4/1/21.....     N/R/AA-       7,630,000
                                                                                          ------------
              TOTAL MUNICIPAL BONDS....................................................      7,630,000
                                                                                          ------------
              CERTIFICATES OF DEPOSIT -- 1.6%
              FINANCIAL SERVICES -- 1.6%
 10,000,000   First Tennessee Bank, N.A., 1.82%, 6/10/02..................      P1/A1       10,000,000
                                                                                          ------------
              TOTAL CERTIFICATES OF DEPOSIT............................................     10,000,000
                                                                                          ------------
              REPURCHASE AGREEMENTS -- 7.5%
              REPURCHASE AGREEMENT -- 7.5%
 45,560,107   BA Securities, 1.80%, 6/3/02, with a maturity value of
              $45,566,941 (collateralized by Federal Home Loan Bank
              Notes)......................................................                  45,560,107
                                                                                          ------------
              TOTAL REPURCHASE AGREEMENTS..............................................     45,560,107
                                                                                          ------------
              TOTAL (Amortized Cost $624,853,426)(a)...................................   $624,853,426
                                                                                          ============

---------------

Percentages indicated are based on net assets of $609,862,602.

N/R -- Not Rated

MTN -- Medium Term Note

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 2002

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 82.3%
             FEDERAL FARM CREDIT BANK -- 2.1%
$2,000,000   5.76%, 7/7/03...............................................  $ 2,066,500
                                                                           -----------
             FEDERAL HOME LOAN BANK -- 35.8%
 2,000,000   7.00%, 2/14/03..............................................    2,066,980
 1,500,000   7.25%, 5/15/03..............................................    1,567,865
 2,000,000   6.88%, 8/15/03..............................................    2,100,000
 3,500,000   5.25%, 2/13/04..............................................    3,631,250
 2,000,000   4.88%, 4/16/04..............................................    2,054,984
 6,500,000   4.88%, 5/14/04..............................................    6,686,517
 2,000,000   4.75%, 6/28/04..............................................    2,052,520
 5,000,000   3.63%, 10/15/04.............................................    5,006,250
 5,000,000   3.88%, 12/15/04.............................................    5,015,985
 5,000,000   4.00%, 2/15/05                                                  5,031,249
                                                                           -----------
                                                                            35,213,600
                                                                           -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 27.9%
 2,000,000   7.00%, 2/15/03..............................................    2,067,038
 3,500,000   5.00%, 5/15/04..............................................    3,609,428
 4,000,000   3.25%, 11/15/04.............................................    3,966,624
 3,500,000   6.88%, 1/15/05..............................................    3,771,614
 5,000,000   Series 2417 EB, 5.50%, 1/15/09..............................    5,152,444
 5,000,000   Series 2426 BC, 5.50%, 1/15/10..............................    5,152,973
 3,686,814   Series 2054 PA, 6.00%, 5/15/17..............................    3,753,988
                                                                           -----------
                                                                            27,474,109
                                                                           -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.5%
 3,000,000   6.50%, 8/15/04..............................................    3,189,771
 5,000,000   3.50%, 9/15/04..............................................    5,003,535
 2,000,000   5.75%, 6/15/05..............................................    2,103,524
 5,767,387   Series 2001-55 PA, 6.00%, 1/25/23...........................    5,954,457
                                                                           -----------
                                                                            16,251,287
                                                                           -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................   81,005,496
                                                                           -----------
             U.S. TREASURY OBLIGATIONS -- 5.2%
             U.S. TREASURY NOTES -- 5.2%
 5,000,000   3.63%, 8/31/03..............................................    5,065,040
                                                                           -----------
             TOTAL U.S. TREASURY OBLIGATIONS.............................    5,065,040
                                                                           -----------
             CORPORATE BONDS -- 9.3%
             ELECTRONICS -- 1.0%
 1,000,000   Sony Corporation, 6.13%, 3/4/03.............................    1,026,250
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             FINANCIAL SERVICES -- 4.2%
$1,000,000   CIT Group, Inc., 6.38%, 10/1/02.............................  $   996,250
 1,000,000   Ford Motor Credit Corporation, 6.55%, 9/10/02...............    1,008,197
 1,000,000   General Electric Capital Corporation, 7.00%, 2/3/03.........    1,029,724
 1,000,000   Morgan Stanley Dean Witter, 6.88%, 3/1/03...................    1,031,250
                                                                           -----------
                                                                             4,065,421
                                                                           -----------
             HEALTH CARE -- 1.1%
 1,000,000   Abbott Laboratories, 5.13%, 7/1/04..........................    1,030,478
                                                                           -----------
             INDUSTRIAL GOODS & SERVICES -- 1.0%
 1,000,000   Baker Hughes, Inc., 5.80%, 2/15/03..........................    1,015,000
                                                                           -----------
             RAILROADS -- 1.0%
 1,000,000   Consolidated Rail Corporation, 5.58%, 11/15/02..............    1,011,250
                                                                           -----------
             TELECOMMUNICATIONS -- 1.0%
 1,000,000   Qwest Communications, Inc., 6.13%, 7/15/02..................      992,160
                                                                           -----------
             TOTAL CORPORATE BONDS.......................................    9,140,559
                                                                           -----------
             INVESTMENT COMPANIES -- 2.6%
 2,515,727   Performance Money Market Fund...............................    2,515,727
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................    2,515,727
                                                                           -----------
             TOTAL (Cost $95,975,926)(a).................................  $97,726,822
                                                                           ===========

---------------

Percentages indicated are based on net assets of $98,332,618.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...............................  $1,781,183
          Unrealized depreciation...............................     (30,287)
                                                                  ----------
          Net unrealized appreciation...........................  $1,750,896
                                                                  ==========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
May 31, 2002

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.9%
             FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 1.1%
$1,000,000   5.93%, 6/4/08...............................................  $ 1,042,650
                                                                           -----------
             FEDERAL FARM CREDIT BANK -- 2.1%
 2,000,000   5.88%, 7/28/08..............................................    2,077,500
                                                                           -----------
             FEDERAL HOME LOAN BANK -- 3.3%
 2,000,000   7.13%, 2/15/05..............................................    2,168,894
 1,000,000   6.38%, 8/15/06..............................................    1,067,980
                                                                           -----------
                                                                             3,236,874
                                                                           -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 12.9%
 2,000,000   6.63%, 9/15/09..............................................    2,161,044
 1,000,000   5.63%, 3/15/11..............................................    1,007,329
 3,900,000   Series 2206 VQ, 7.00%, 8/15/14..............................    4,131,075
 4,000,000   Series 2219 PH, 6.50%, 12/15/23.............................    4,176,395
 1,000,000   6.75%, 9/15/29..............................................    1,056,650
                                                                           -----------
                                                                            12,532,493
                                                                           -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.9%
 1,000,000   6.17%, 1/15/08, MTN, Callable 1/15/03 @ 100.................    1,017,400
 1,000,000   6.16%, 1/23/08, MTN, Callable 1/23/03 @ 100.................    1,017,600
   500,000   6.51%, 5/6/08, MTN, Callable 5/6/03 @ 100...................      514,175
 1,944,207   Pool #253299, 7.00%, 4/1/20.................................    2,022,267
 1,118,513   Pool #252717, 7.50%, 9/1/29.................................    1,172,459
                                                                           -----------
                                                                             5,743,901
                                                                           -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 20.4%
     8,802   Pool #271741, 9.00%, 3/15/20................................        9,683
 5,000,000   Series 1999-23 B, 6.50%, 7/20/25............................    5,209,799
 3,346,622   Series 2000-06 BA, 7.00%, 9/20/26...........................    3,401,540
 2,592,353   Pool #510559, 7.00%, 10/15/29...............................    2,688,296
 2,189,164   Pool #510534, 7.50%, 10/15/29...............................    2,306,569
 2,725,488   Pool #529127, 8.00%, 2/15/30................................    2,900,056
 3,044,000   Pool #2000-26 CH, 7.00%, 2/20/30............................    3,181,650
                                                                           -----------
                                                                            19,697,593
                                                                           -----------
             TENNESSEE VALLEY AUTHORITY -- 8.2%
 2,000,000   6.38%, 6/15/05..............................................    2,135,000
 2,000,000   7.14%, 5/23/12..............................................    2,202,500
 3,500,000   6.00%, 3/15/13..............................................    3,573,997
                                                                           -----------
                                                                             7,911,497
                                                                           -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................   52,242,508
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. TREASURY OBLIGATIONS -- 13.8%
             U.S. TREASURY INFLATION PROTECTED BONDS -- 4.4%
$4,109,280   3.50%, 1/15/11..............................................  $ 4,251,790
                                                                           -----------
             U.S. TREASURY NOTES -- 9.4%
 5,000,000   6.50%, 10/15/06.............................................    5,452,345
 3,500,000   5.63%, 5/15/08..............................................    3,688,944
                                                                           -----------
                                                                             9,141,289
                                                                           -----------
             TOTAL U.S. TREASURY OBLIGATIONS.............................   13,393,079
                                                                           -----------
             CORPORATE BONDS -- 30.6%
             AEROSPACE/DEFENSE -- 1.0%
   250,000   Raytheon Company, 7.38%, 7/15/25, Callable 7/15/05 @
             102.88......................................................      241,875
   250,000   Rockwell International Corporation, 6.63%, 6/1/05...........      263,278
   500,000   Rockwell International Corporation, 6.15%, 1/15/08..........      500,625
                                                                           -----------
                                                                             1,005,778
                                                                           -----------
             AUTOMOTIVE -- 1.1%
 1,000,000   General Motors Corporation, 7.10%, 3/15/06..................    1,053,750
                                                                           -----------
             BEVERAGES -- 1.1%
 1,000,000   Coca-Cola Enterprises, 7.13%, 9/30/09.......................    1,083,750
                                                                           -----------
             CHEMICALS -- 0.8%
   500,000   Air Products & Chemicals, Inc., 7.38%, 5/1/05...............      535,000
   250,000   Air Products & Chemicals, Inc., 6.24%, 1/13/10..............      242,813
                                                                           -----------
                                                                               777,813
                                                                           -----------
             CONSUMER NON-DURABLE -- 0.5%
   250,000   American Home Products Corporation, 7.25%, 3/1/23...........      260,313
   250,000   Kimberly-Clark Corporation, 6.88%, 2/15/14..................      271,562
                                                                           -----------
                                                                               531,875
                                                                           -----------
             ELECTRIC & ELECTRONIC EQUIPMENT -- 1.1%
 1,000,000   Emerson Electric, 7.13%, 8/15/10............................    1,073,750
                                                                           -----------
             ENERGY -- 1.1%
 1,000,000   Conoco, Inc., 5.90%, 4/15/04................................    1,036,594
                                                                           -----------
             FINANCIAL SERVICES -- 10.8%
   500,000   American General Corporation, 6.75%, 6/15/05................      533,125
   250,000   American General Corporation, 7.50%, 7/15/25................      272,809
   500,000   Bankers Trust Corporation, 7.50%, 11/15/15..................      545,625
 1,000,000   Bear Stearns Company Inc., 7.63%, 2/1/05....................    1,075,476
   250,000   Chase Manhattan Corporation, 6.50%, 1/15/09.................      256,563
   500,000   CNA Financial Corporation, 6.60%, 12/15/08..................      460,625
   250,000   First Bank, 6.88%, 4/1/06...................................      264,375
 1,000,000   Ford Motor Credit Corporation, 7.75%, 2/15/07...............    1,053,711

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
$  650,000   General Electric Capital Corporation, 6.90%, 9/15/15........  $   685,750
   500,000   Household Finance Corporation, 6.88%, 3/1/07................      517,939
   500,000   Household Finance Corporation, 7.30%, 7/30/12...............      502,500
   500,000   ITT Hartford Corporation, 7.30%, 11/1/15....................      516,875
   500,000   John Deere Capital Corporation, 6.00%, 2/15/09..............      495,625
 1,000,000   Merrill Lynch & Company, 7.15%, 7/30/12.....................    1,005,000
   500,000   NationsBank, 6.38%, 5/15/05.................................      525,625
   350,000   NationsBank, 7.19%, 7/30/12.................................      352,188
   500,000   Texaco Captial, Inc., 5.70%, 12/1/08........................      506,250
 1,000,000   Xerox Capital Europe PLC, 5.88%, 5/15/04....................      873,750
                                                                           -----------
                                                                            10,443,811
                                                                           -----------
             FOOD PRODUCTS & SERVICES -- 2.1%
 1,000,000   Campbell Soup Company, 6.75%, 2/15/11.......................    1,043,750
 1,000,000   Heinz (H.J.) Company, 6.00%, 3/15/08........................    1,016,957
                                                                           -----------
                                                                             2,060,707
                                                                           -----------
             HEALTH CARE -- 0.5%
   500,000   Baxter International, Inc., 6.63%, 2/15/28..................      488,125
                                                                           -----------
             OFFICE EQUIPMENT & SERVICES -- 1.1%
 1,000,000   Pitney Bowes, Inc., 5.95%, 2/1/05...........................    1,048,171
                                                                           -----------
             PHARMACEUTICALS -- 0.3%
   250,000   Eli Lilly & Company, 7.13%, 6/1/25..........................      267,188
                                                                           -----------
             RAILROADS -- 1.6%
   500,000   Norfolk Southern Railway Corporation, 7.00%, 6/15/05........      531,875
 1,000,000   Union Tank Car Company, 6.79%, 5/1/10.......................    1,005,000
                                                                           -----------
                                                                             1,536,875
                                                                           -----------
             RETAIL -- 0.8%
   250,000   J.C. Penney & Company, 6.88%, 10/15/15......................      207,500
   500,000   Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06.......      523,750
                                                                           -----------
                                                                               731,250
                                                                           -----------
             TELECOMMUNICATIONS -- 3.0%
   500,000   AT&T Corporation, 6.00% , 3/15/09...........................      429,507
   250,000   Motorola, Inc., 6.50%, 3/1/08...............................      234,063
   250,000   Nortel Networks Corporation, 6.88%, 9/1/23..................      142,500
   500,000   Qwest Communications, Inc., 6.38%, 7/15/08..................      371,332
   250,000   Qwest Communications, Inc., 7.50%, 6/15/23..................      211,250
   250,000   SBC Communications Capital Corporation, 7.20%, 10/15/26.....      248,125
   500,000   SBC Communications, Inc., 7.00%, 8/15/05....................      533,749
   240,000   SBC Communications, Inc., 7.13%, 8/1/07.....................      258,300
   250,000   Verizon Communications, 7.25%, 2/15/24......................      240,112

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
$  250,000   Verizon Communications, 7.00%, 7/15/25......................  $   234,688
                                                                           -----------
                                                                             2,903,626
                                                                           -----------
             UTILITIES -- 3.7%
   500,000   Central Power & Light Company, 6.63% 7/1/05.................      520,624
   250,000   Consolidated Edison Company of New York, Inc., 6.63%,
             7/1/05......................................................      263,125
   250,000   Consolidated Edison Company of New York, Inc., 7.50%,
             6/15/23.....................................................      253,438
   250,000   Duke Energy Corporation, 6.88%, 8/1/23......................      236,875
   250,000   Edison International, 6.90%, 10/1/18........................      230,000
   250,000   Northern States Power Company, 7.13%, 7/1/25................      250,313
   250,000   Pacific Gas & Electric Company, 6.25%, 3/1/04...............      245,000
   250,000   Pacific Gas & Electric Company, 7.25%, 8/1/26...............      238,125
   250,000   Scottish Power PLC, 6.63%, 6/1/07...........................      263,125
 1,000,000   South Carolina Electric and Gas, 7.50%, 6/15/05.............    1,081,249
                                                                           -----------
                                                                             3,581,874
                                                                           -----------
             TOTAL CORPORATE BONDS.......................................   29,624,937
                                                                           -----------
             INVESTMENT COMPANIES -- 1.0%
   990,812   Performance Money Market Fund...............................      990,812
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................      990,812
                                                                           -----------
             TOTAL (Cost $91,480,421)(a).................................  $96,251,336
                                                                           ===========

---------------

Percentages indicated are based on net assets of $96,938,314.

(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...............................  $5,329,930
          Unrealized depreciation...............................    (559,015)
                                                                  ----------
          Net unrealized appreciation...........................  $4,770,915
                                                                  ==========

MTN -- Medium Term Note

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2002

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS -- 95.1%
          AEROSPACE/DEFENSE -- 1.3%
 15,000   Northrop Grumman Corporation................................  $  1,819,650
                                                                        ------------
          AUTOMOTIVE -- 1.2%
 27,000   Ford Motor Company..........................................       476,550
 19,500   General Motors Corporation..................................     1,211,925
                                                                        ------------
                                                                           1,688,475
                                                                        ------------
          BEVERAGES -- 5.6%
 38,000   Anheuser Busch Companies, Inc. .............................     1,961,180
 58,000   Coca Cola Company...........................................     3,222,480
 49,000   PepsiCo, Inc. ..............................................     2,547,020
                                                                        ------------
                                                                           7,730,680
                                                                        ------------
          BUSINESS EQUIPMENT & SERVICES -- 0.4%
  3,700   Agilent Technologies, Inc.(b)...............................        97,569
  4,000   H & R Block.................................................       179,600
 10,000   Staples, Inc.(b)............................................       210,800
                                                                        ------------
                                                                             487,969
                                                                        ------------
          COMPUTER EQUIPMENT -- 2.9%
 11,000   Computer Associates International, Inc......................       190,960
135,000   Intel Corporation...........................................     3,728,700
                                                                        ------------
                                                                           3,919,660
                                                                        ------------
          COMPUTER SOFTWARE -- 5.3%
130,000   Cisco Systems, Inc.(b)......................................     2,051,400
 92,000   Microsoft Corporation(b)....................................     4,683,720
 70,000   Oracle Corporation(b).......................................       553,000
                                                                        ------------
                                                                           7,288,120
                                                                        ------------
          COMPUTERS -- 4.3%
 72,000   Dell Computer Corporation(b)................................     1,933,200
 67,946   Hewlett Packard Company.....................................     1,297,089
 30,000   International Business Machines Corporation.................     2,413,500
 46,500   Sun Microsystems, Inc.(b)...................................       320,385
                                                                        ------------
                                                                           5,964,174
                                                                        ------------
          CONSUMER GOODS & SERVICES -- 9.7%
 65,000   AOL Time Warner, Inc.(b)....................................     1,215,500
 30,877   Colgate-Palmolive Company...................................     1,673,533
 29,000   Gillette Company............................................     1,031,530
 15,439   Hershey Foods Corporation...................................     1,030,244
 26,000   Kimberly-Clark Corporation..................................     1,687,920
 30,000   Procter & Gamble Company....................................     2,686,501
 18,600   The Walt Disney Company.....................................       426,126
  7,820   Unilever NV -- ADR..........................................       512,366

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          CONSUMER GOODS & SERVICES (CONTINUED)
 18,600   Viacom, Inc., Class B(b)....................................  $    910,656
 37,000   Wrigley (WM.) Jr. Company...................................     2,120,470
                                                                        ------------
                                                                          13,294,846
                                                                        ------------
          DIVERSIFIED -- 5.5%
 34,000   Alcoa, Inc. ................................................     1,189,320
161,000   General Electric Company....................................     5,013,540
  7,720   Illinois Tool Works, Inc. ..................................       548,352
 18,600   Textron, Inc. ..............................................       872,712
                                                                        ------------
                                                                           7,623,924
                                                                        ------------
          ENERGY -- 6.9%
 20,000   ChevronTexaco Corporation...................................     1,745,000
125,000   Exxon Mobil Corporation.....................................     4,991,250
 50,300   Royal Dutch Petroleum Co. ..................................     2,766,500
                                                                        ------------
                                                                           9,502,750
                                                                        ------------
          FINANCIAL SERVICES -- 15.2%
 45,000   American Express Company....................................     1,912,950
 38,000   Bank of America Corporation.................................     2,880,780
 34,452   Bank of New York Company, Inc. .............................     1,250,608
 90,000   Citigroup, Inc. ............................................     3,886,201
 26,000   Federal Home Loan Mortgage Corporation......................     1,704,300
 27,000   Federal National Mortgage Association.......................     2,160,270
 28,777   FleetBoston Financial Corporation...........................     1,014,101
 27,900   J.P. Morgan Chase & Company.................................     1,003,005
 22,000   Merrill Lynch & Company.....................................       895,620
 16,800   Morgan Stanley Dean Witter & Company........................       763,728
 21,557   SunTrust Banks, Inc. .......................................     1,472,343
 35,896   Wells Fargo & Company.......................................     1,880,950
                                                                        ------------
                                                                          20,824,856
                                                                        ------------
          HEALTH CARE -- 15.2%
 45,000   Abbott Laboratories.........................................     2,137,500
 29,000   Baxter International, Inc. .................................     1,557,300
 36,100   Bristol-Myers Squibb Company................................     1,123,432
 33,780   Eli Lilly & Company.........................................     2,185,566
 57,700   Johnson & Johnson, Inc. ....................................     3,539,895
 50,000   Merck & Company, Inc. ......................................     2,855,000
123,000   Pfizer, Inc. ...............................................     4,255,800
 49,000   Schering-Plough Corporation.................................     1,296,050
 35,000   Wyeth.......................................................     1,942,500
                                                                        ------------
                                                                          20,893,043
                                                                        ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          INSURANCE -- 3.3%
 39,000   Allstate Corporation........................................  $  1,500,720
 46,000   American International Group, Inc. .........................     3,080,620
                                                                        ------------
                                                                           4,581,340
                                                                        ------------
          RETAIL -- 7.2%
 14,339   Circuit City Stores, Inc. ..................................       328,506
 45,000   Home Depot, Inc. ...........................................     1,876,050
 40,000   McDonald's Corporation......................................     1,197,600
 85,000   Wal-Mart Stores, Inc. ......................................     4,598,500
 50,000   Walgreen Company............................................     1,913,000
                                                                        ------------
                                                                           9,913,656
                                                                        ------------
          TECHNOLOGY -- 0.5%
 13,000   QUALCOMM, Inc.(b)...........................................       411,320
 11,000   Texas Instruments, Inc. ....................................       315,370
                                                                        ------------
                                                                             726,690
                                                                        ------------
          TELECOMMUNICATIONS -- 5.7%
 30,000   AT&T Corporation............................................       359,100
 58,000   BellSouth Corporation.......................................     1,930,240
 42,800   Motorola, Inc. .............................................       684,372
 60,000   SBC Communications, Inc. ...................................     2,057,400
 27,900   Sprint Corporation..........................................       458,955
 54,000   Verizon Communications......................................     2,322,000
                                                                        ------------
                                                                           7,812,067
                                                                        ------------
          TRANSPORTATION & SHIPPING -- 0.4%
 10,000   FedEx Corporation(b)........................................       539,500
                                                                        ------------
          UTILITIES -- 4.5%
 27,000   Consolidated Edison Company of New York, Inc................     1,181,790
 32,000   DTE Energy Company..........................................     1,497,600
 20,000   Entergy Corporation.........................................       879,600
 28,000   FirstEnergy Corporation.....................................       966,280
 60,000   Southern Company............................................     1,620,000
                                                                        ------------
                                                                           6,145,270
                                                                        ------------
          TOTAL COMMON STOCKS.........................................   130,756,670
                                                                        ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          DEPOSITARY RECEIPTS -- 4.7%
 60,000   S&P Depositary Receipt......................................  $  6,415,200
                                                                        ------------
          TOTAL DEPOSITARY RECEIPTS...................................     6,415,200
                                                                        ------------
          INVESTMENT COMPANIES -- 0.2%
341,669   Performance Money Market Fund...............................       341,669
                                                                        ------------
          TOTAL INVESTMENT COMPANIES..................................       341,669
                                                                        ------------
          TOTAL (Cost $83,370,793)(a).................................  $137,513,539
                                                                        ============

---------------

Percentages indicated are based on net assets of $137,450,587.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses, of $16,644 recognized for income tax purposes in excess of financial reporting. Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation..............................  $61,276,991
          Unrealized depreciation..............................   (7,150,889)
                                                                 -----------
          Net unrealized appreciation..........................  $54,126,102
                                                                 ===========

(b) Non-income producing security.

ADR -- American Depositary Receipt

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2002

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS -- 91.0%
             AUTOMOTIVE -- 1.3%
     5,000   Borg Warner Automotive, Inc. ...............................  $   322,000
    14,000   Lear Corporation(b).........................................      647,080
     5,000   Superior Industries International, Inc. ....................      228,800
                                                                           -----------
                                                                             1,197,880
                                                                           -----------
             BOOK PUBLISHING -- 0.5%
     9,000   Scholastic Corporation(b)...................................      428,310
                                                                           -----------
             BUILDING MATERIALS -- 0.3%
    18,000   RPM, Inc. ..................................................      283,320
                                                                           -----------
             BUSINESS EQUIPMENT & SERVICES -- 5.4%
    45,000   Apollo Group, Inc.(b).......................................    1,551,600
    11,000   ChoicePoint, Inc.(b)........................................      655,710
    13,000   Cintas Corporation..........................................      678,730
    44,000   Concord EFS, Inc.(b)........................................    1,375,880
    14,000   Jacobs Engineering Group, Inc.(b)...........................      537,460
     7,000   NCO Group, Inc.(b)..........................................      176,120
     6,000   Wallace Computer Services...................................      128,640
                                                                           -----------
                                                                             5,104,140
                                                                           -----------
             CAPITAL GOODS -- 0.6%
    10,000   Teleflex, Inc. .............................................      574,500
                                                                           -----------
             CHEMICALS -- 0.8%
    13,000   Airgas, Inc.(b).............................................      211,900
    12,000   Albemarle Corporation.......................................      382,560
     8,000   Schulman, Inc. .............................................      158,640
                                                                           -----------
                                                                               753,100
                                                                           -----------
             COMPUTER EQUIPMENT -- 0.6%
    12,000   Synopsys, Inc.(b)...........................................      605,280
                                                                           -----------
             COMPUTER SOFTWARE -- 2.0%
    12,000   DST Systems, Inc.(b)........................................      592,920
    38,000   Symantec Corporation(b).....................................    1,306,060
                                                                           -----------
                                                                             1,898,980
                                                                           -----------
             COMPUTERS -- 5.5%
    20,000   Affiliated Computer Services, Inc.Class A(b)................    1,112,800
     8,000   CDW Computer Centers, Inc.(b)...............................      417,200
    29,000   Electronic Arts, Inc.(b)....................................    1,856,000
    15,000   Fiserv, Inc.(b).............................................      638,100
    10,500   Integrated Device Technology, Inc.(b).......................      267,120

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             COMPUTERS (CONTINUED)
    15,000   Quantum Corporation Digital Linear Tape & Storage(b)........  $   105,000
    28,000   SunGard Data Systems(b).....................................      787,360
                                                                           -----------
                                                                             5,183,580
                                                                           -----------
             CONSUMER GOODS & SERVICES -- 7.9%
     7,000   American Standard Companies(b)..............................      528,500
     6,000   Banta Corporation...........................................      205,800
     6,000   Carlisle Companies, Inc. ...................................      222,960
     8,000   Church & Dwight, Inc. ......................................      278,160
    18,000   Dean Foods Company(b).......................................      657,000
    10,000   Dole Food Company...........................................      332,700
    10,000   Gtech Holdings Corporation(b)...............................      281,500
    19,500   Harte Hanks, Inc. ..........................................      426,855
    29,000   International Game Technologies(b)..........................    1,812,500
     7,299   Lancaster Colony Corporation................................      283,493
     9,000   Mohawk Industries, Inc.(b)..................................      589,680
    16,000   Republic Services, Inc.(b)..................................      336,320
     1,500   Washington Post Company.....................................      926,100
    13,000   Westwood One, Inc.(b).......................................      495,950
                                                                           -----------
                                                                             7,377,518
                                                                           -----------
             EDUCATIONAL SERVICES -- 0.4%
    14,000   DeVry, Inc.(b)..............................................      377,720
                                                                           -----------
             ELECTRONICS -- 1.0%
    30,000   Microchip Technology, Inc.(b)...............................      897,000
                                                                           -----------
             ENERGY -- 5.3%
    12,000   BJ Services Company(b)......................................      450,240
    29,000   ENSCO International, Inc. ..................................      949,750
    12,000   Murphy Oil Corporation......................................    1,109,280
    20,000   Ocean Energy, Inc. .........................................      444,600
    17,000   Questar Corporation.........................................      468,690
     5,000   Smith International, Inc.(b)................................      366,900
    30,000   Valero Energy Corporation...................................    1,185,000
                                                                           -----------
                                                                             4,974,460
                                                                           -----------
             ENTERTAINMENT -- 0.4%
    31,000   Park Place Entertainment(b).................................      350,300
                                                                           -----------
             FINANCIAL SERVICES -- 19.7%
    17,000   Arthur J. Gallagher & Company...............................      599,250
    13,200   Associated Bancorp..........................................      499,620
    26,000   Astoria Financial Corporation...............................      907,140
    32,000   Banknorth Group, Inc. ......................................      860,480
     9,000   City National Corporation...................................      488,340

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
    13,000   Commerce Bancorp............................................  $   625,820
    22,000   Compass Bancshares, Inc. ...................................      765,600
    11,000   Eaton Vance Corporation.....................................      384,450
    77,000   Edwards (A.G.), Inc. .......................................    3,056,130
     9,000   First Virginia Banks, Inc. .................................      511,920
    11,000   Golden State Bancorp, Inc. .................................      420,310
    11,000   Greater Bay Bancorp.........................................      361,790
    26,000   GreenPoint Financial Corporation............................    1,330,160
    11,000   Legg Mason, Inc. ...........................................      607,860
    17,000   M & T Bank Corporation......................................    1,481,890
     8,000   Marshall & Ilsley Corporation...............................      496,720
    13,000   Mercantile Bankshares Corporation...........................      540,150
    16,000   National Commerce Financial Co. ............................      442,880
    34,000   North Fork Bancorporation, Inc. ............................    1,336,540
    16,000   Radian Group, Inc. .........................................      868,800
    51,000   Sovereign Bancorp...........................................      789,480
    15,000   TCF Financial Corporation...................................      768,900
     7,000   West America Bancorporation.................................      311,360
                                                                           -----------
                                                                            18,455,590
                                                                           -----------
             FOOD -- 1.7%
    26,000   Hormel Foods Corp. .........................................      634,660
    18,000   McCormick & Company.........................................      472,680
    30,000   Tyson Foods, Inc., Class A..................................      442,800
                                                                           -----------
                                                                             1,550,140
                                                                           -----------
             HEALTH CARE -- 14.6%
    14,000   Apria Healthcare Group, Inc.(b).............................      331,380
     4,000   Barr Laboratories, Inc.(b)..................................      266,160
    60,000   Beckman Coulter, Inc. ......................................    2,997,000
    15,000   Dentsply International......................................      600,900
    20,000   Express Scripts, Inc., Class A(b)...........................    1,057,000
    23,000   Gilead Sciences, Inc.(b)....................................      820,180
    25,000   Health Management Associates, Inc., Class A(b)..............      514,750
    14,000   Health Net, Inc.(b).........................................      405,300
     9,000   Henry Schein, Inc.(b).......................................      446,220
    12,000   Hillenbrand Industry, Inc. .................................      729,000
    11,000   Idec Pharmaceuticals Corporation(b).........................      471,790
    20,000   Ivax Corporation(b).........................................      261,600
    10,000   Lincare Holdings, Inc.(b)...................................      296,800
    13,000   Mylan Laboratories, Inc. ...................................      402,220
    19,000   Oxford Health Plans, Inc.(b)................................      915,800
    12,000   Patterson Dental Company(b).................................      604,920
    18,000   Quest Diagnostics, Inc.(b)..................................    1,573,560

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             HEALTH CARE (CONTINUED)
    10,000   Trigon Healthcare, Inc.(b)..................................  $ 1,035,500
                                                                           -----------
                                                                            13,730,080
                                                                           -----------
             INSURANCE -- 3.3%
    12,000   Everest Re Group Limited....................................      751,320
    12,000   MONY Group, Inc. ...........................................      417,360
    30,000   Old Republic International Corporation......................      996,000
    11,000   The PMI Group, Inc. ........................................      941,600
                                                                           -----------
                                                                             3,106,280
                                                                           -----------
             MACHINERY & EQUIPMENT -- 0.7%
     5,000   SPX Corporation(b)..........................................      687,500
                                                                           -----------
             RAW MATERIALS -- 0.5%
    10,000   Valspar Corp. ..............................................      469,000
                                                                           -----------
             RESIDENTIAL BUILDING CONSTRUCTION -- 0.8%
    14,000   Lennar Corporation..........................................      766,080
                                                                           -----------
             RESTAURANTS -- 1.6%
     5,000   Bob Evans Farms.............................................      153,050
    25,000   Brinker International, Inc.(b)..............................      838,750
    15,000   CBRL Group, Inc. ...........................................      498,750
                                                                           -----------
                                                                             1,490,550
                                                                           -----------
             RETAIL -- 5.6%
    12,000   Abercrombie & Fitch Company(b)..............................      348,000
    12,000   Barnes & Noble, Inc.(b).....................................      369,240
     6,000   BJ's Wholesale Club, Inc.(b)................................      259,500
    24,000   Dollar Tree Stores, Inc.(b).................................      966,480
    21,000   Family Dollar Stores, Inc. .................................      756,000
    11,000   Furniture Brands International, Inc.(b).....................      416,130
    12,000   Nieman Marcus Group, Inc.(b)................................      444,000
     6,000   Payless Shoesource, Inc.(b).................................      335,460
    16,000   Ross Stores, Inc. ..........................................      674,560
    20,000   Williams Sonoma, Inc.(b)....................................      640,200
                                                                           -----------
                                                                             5,209,570
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             COMMON STOCKS (CONTINUED)
             TECHNOLOGY -- 4.1%
     8,000   AMETEK, Inc. ...............................................  $   302,080
    25,000   Avnet, Inc. ................................................      578,250
    18,500   Cadence Design Systems, Inc.(b).............................      356,310
    13,000   International Rectifier Corporation(b)......................      610,610
    18,000   L-3 Communications Holdings, Inc.(b)........................    1,135,800
    18,000   Storage Technology Corporation(b)...........................      324,000
    14,000   Tech Data Corporation(b)....................................      563,780
                                                                           -----------
                                                                             3,870,830
                                                                           -----------
             TRANSPORTATION -- 0.3%
    10,000   Alexander & Baldwin, Inc. ..................................      275,100
                                                                           -----------
             UTILITIES -- 6.1%
    14,000   Allete Company..............................................      420,280
    17,000   American Water Works, Inc. .................................      739,670
    77,400   Cleco Corporation...........................................    1,792,584
    23,000   Conectiv, Inc. .............................................      572,470
    33,000   DPL, Inc. ..................................................      873,180
    20,000   Oklahoma Gas & Electric Company.............................      455,800
    26,000   Pioneer Natural Resources Company(b)........................      627,380
    10,000   PNM Resources, Inc. ........................................      260,000
                                                                           -----------
                                                                             5,741,364
                                                                           -----------
             TOTAL COMMON STOCKS.........................................   85,358,172
                                                                           -----------
             DEPOSITARY RECEIPTS -- 4.4%:
    43,000   S&P 400 Mid-Cap Depositary Receipt..........................    4,145,200
                                                                           -----------
             TOTAL DEPOSITARY RECEIPTS...................................    4,145,200
                                                                           -----------
             INVESTMENT COMPANIES -- 3.6%:
 3,400,703   Performance Money Market Fund...............................    3,400,703
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................    3,400,703
                                                                           -----------
             U.S. TREASURY BILLS -- 3.2%:
$3,000,000   1.70%, 7/11/02..............................................    2,994,711
                                                                           -----------
             TOTAL U.S. TREASURY BILLS...................................    2,994,711
                                                                           -----------
             WARRANTS -- 0.0%:
    43,000   Dime Bancorp, Inc.(b).......................................        5,160
                                                                           -----------
             TOTAL WARRANTS..............................................        5,160
                                                                           -----------
             TOTAL (Cost $74,524,403)(a).................................  $95,903,946
                                                                           ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

---------------

Percentages indicated are based on net assets of $93,748,748.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses, of $12,281, recognized for income tax purposes in excess of financial reporting. Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation..............................  $22,958,268
          Unrealized depreciation..............................   (1,591,006)
                                                                 -----------
          Net unrealized appreciation..........................  $21,367,262
                                                                 ===========

(b) Non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
May 31, 2002

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS -- (89.5%)
             BUSINESS EQUIPMENT & SERVICES -- 9.1%
     5,000   ADVO, Inc.(b)...............................................  $   211,800
     8,000   Arbitron Inc.(b)............................................      292,400
     8,000   Checkpoint Systems, Inc.(b).................................      105,120
     4,000   Emcor Group, Inc.(b)........................................      225,880
     7,000   FactSet Research Systems, Inc. .............................      228,200
     2,500   Fair Issac & Company, Inc. .................................      146,500
     6,000   G & K Services, Inc. .......................................      228,300
     4,000   ITT Educational Services, Inc.(b)...........................      197,600
     9,000   John H. Harland Company.....................................      293,670
     8,300   NDCHealth Corporation.......................................      267,841
     6,000   Pegasus Solutions, Inc.(b)..................................       88,500
     4,000   Seacor Holdings, Inc.(b)....................................      194,800
     6,000   Stewart Information Services Corporation(b).................      119,100
     7,000   United Stationers, Inc.(b)..................................      266,350
     8,700   URS Corporation(b)..........................................      256,824
     6,000   Watsco, Inc. ...............................................      103,200
                                                                           -----------
                                                                             3,226,085
                                                                           -----------
             CAPITAL GOODS -- 7.0%
     6,000   CARBO Ceramics, Inc. .......................................      207,000
     7,000   Clarcor, Inc. ..............................................      215,250
     6,100   Coherent, Inc.(b)...........................................      183,305
     4,000   Cuno, Inc.(b)...............................................      138,200
     4,000   Elcor Corporation...........................................      106,600
     2,700   Florida Rock Industries.....................................      104,220
     4,000   Gardner Denver, Inc.(b).....................................       91,320
     8,000   Graco, Inc. ................................................      343,600
     4,000   Group 1 Automotive, Inc.(b).................................      171,000
     6,000   Manitowoc Company, Inc. ....................................      236,700
     5,000   Oshkosh Truck Corporation...................................      298,500
    11,000   Shaw Group, Inc.(b).........................................      367,950
                                                                           -----------
                                                                             2,463,645
                                                                           -----------
             CONSUMER DURABLE -- 3.1%
     2,300   Arctic Cat, Inc. ...........................................       45,885
    12,000   La-Z-Boy, Inc. .............................................      336,000
     7,000   Polaris Industries, Inc. ...................................      486,780
     5,000   TBC Corporation(b)..........................................       78,400
     2,500   Toro Company................................................      143,925
                                                                           -----------
                                                                             1,090,990
                                                                           -----------
             CONSUMER NON-DURABLE -- 4.3%
     3,000   American Italian Pasta Company(b)...........................      147,150
     6,000   AptarGroup, Inc. ...........................................      224,280
     6,000   Fossil, Inc.(b).............................................      185,760

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             CONSUMER NON-DURABLE (CONTINUED)
     2,700   J & J Snack Foods(b)........................................  $    97,740
     2,600   K-Swiss, Inc. ..............................................      119,808
     8,000   NBTY, Inc.(b)...............................................      130,080
     6,900   Phillips-Van Heusen Corporation.............................      108,330
     9,000   Ralcorp Holdings, Inc.(b)...................................      253,260
     3,000   United Natural Foods, Inc.(b)...............................       68,700
     8,775   Wet Seal, Inc.(b)...........................................      204,194
                                                                           -----------
                                                                             1,539,302
                                                                           -----------
             CONSUMER SERVICES -- 3.4%
     2,000   Action Performance Companies, Inc.(b).......................       73,100
     6,000   Argosy Gaming Company(b)....................................      206,400
    10,800   Aztar Corporation(b)........................................      223,344
    10,000   Central Parking Corporation.................................      246,000
     5,000   JAKKS Pacific, Inc.(b)......................................       91,250
     7,500   SCP Pool Corporation(b).....................................      219,450
     4,500   THQ, Inc.(b)................................................      144,000
                                                                           -----------
                                                                             1,203,544
                                                                           -----------
             ENERGY -- 5.0%
     4,000   Atwood Oceanics, Inc.(b)....................................      180,240
     5,500   Newfield Exploration Company(b).............................      198,330
     6,500   Offshore Logistics, Inc.(b).................................      136,435
     3,800   Patina Oil & Gas Corporation................................      135,622
     8,100   Pogo Producing Company......................................      256,122
    10,000   Tom Brown, Inc.(b)..........................................      272,600
    30,000   XTO Energy, Inc. ...........................................      607,800
                                                                           -----------
                                                                             1,787,149
                                                                           -----------
             FINANCIAL SERVICES -- 12.7%
     5,000   Anchor BanCorp Wisconsin, Inc. .............................      113,000
     3,600   Commercial Federal Corporation..............................      103,680
     7,000   Community First Bankshares, Inc. ...........................      190,470
     5,000   Cullen/Frost Bankers, Inc. .................................      192,950
     5,100   Delphi Financial Group......................................      214,200
     9,750   Dime Community Bancshares...................................      235,268
     7,200   Downey Financial Corporation................................      392,327
     5,000   Financial Federal Corporation(b)............................      170,500
    10,000   First American Financial Corporation........................      222,000
     4,000   First Republic Bancorp, Inc.(b).............................      131,360
     4,700   FirstFed Financial Corporation(b)...........................      138,650
     7,000   Hilb, Rogal & Hamilton Company..............................      288,470
     7,000   Hudson United Bancorp.......................................      215,600
     4,400   MAF Bancorp, Inc. ..........................................      172,700
     6,000   Seacoast Financial Services Corp. ..........................      139,980

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
     6,000   South Financial Group, Inc. ................................  $   136,680
    18,800   Staten Island Bancorp, Inc. ................................      384,460
     5,000   Susquehanna Bancshares, Inc. ...............................      119,750
    25,000   TrustCo Bank Corporation NY.................................      320,500
     4,000   UCBH Holdings, Inc. ........................................      157,920
     4,000   United Bankshares, Inc. ....................................      119,120
    12,390   Washington Federal, Inc. ...................................      339,610
                                                                           -----------
                                                                             4,499,195
                                                                           -----------
             HEALTH CARE -- 14.9%
     6,000   Cephalon, Inc.(b)...........................................      321,480
     6,000   Cerner Corporation(b).......................................      326,400
     7,050   Conmed Corporation(b).......................................      167,367
     4,200   Cooper Companies, Inc. .....................................      210,042
    20,000   Coventry Health Care, Inc.(b)...............................      621,000
     8,000   Diagnostic Products Corporation.............................      402,800
     6,000   IDEXX Laboratories, Inc.(b).................................      189,600
     5,000   Inamed Corporation(b).......................................      162,250
     5,000   Invacare Corporation........................................      188,800
     5,000   Medicis Pharmaceutical Corporation, Class A(b)..............      231,750
     3,000   Mentor Corporation..........................................      114,720
    15,000   Mid Atlantic Medical Services, Inc.(b)......................      538,650
    14,000   Orthodontic Centers Of America, Inc.(b).....................      363,720
    11,000   Owens & Minor, Inc. ........................................      207,460
    10,000   Province Healthcare Company(b)..............................      254,600
    12,000   Renal Care Group, Inc.(b)...................................      404,520
    10,000   Sierra Health Services, Inc.(b).............................      187,500
     8,000   Syncor International Corporation(b).........................      248,400
     3,000   Vital Signs, Inc. ..........................................      119,400
                                                                           -----------
                                                                             5,260,459
                                                                           -----------
             RAW MATERIALS -- 2.3%
     4,000   OM Group, Inc. .............................................      262,400
     4,000   Quanex Corporation..........................................      144,400
    10,000   Steel Dynamics(b)...........................................      178,200
    12,700   Stillwater Mining Company(b)................................      224,790
                                                                           -----------
                                                                               809,790
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             RESTAURANTS -- 4.7%
     9,450   Applebee's International, Inc. .............................  $   368,645
     3,700   IHOP Corporation(b).........................................      126,170
     5,100   Landry's Seafood Restaurants................................      129,540
     5,000   P.F. Chang's China Bistro, Inc.(b)..........................      164,100
     2,000   Panera Bread Company, Class A(b)............................      124,580
    12,000   Ruby Tuesday, Inc. .........................................      279,120
     7,500   Ryan's Family Steak Houses, Inc.(b).........................      130,950
    12,000   Sonic Corporation(b)........................................      341,640
                                                                           -----------
                                                                             1,664,745
                                                                           -----------
             RETAIL -- 6.8%
     4,350   AnnTaylor Stores Corporation(b).............................      123,888
     6,600   Cato Corporation............................................      178,266
     2,300   CEC Entertainment, Inc.(b)..................................      109,227
    10,000   Chico's FAS, Inc.(b)........................................      382,700
     7,000   Christopher & Banks Corporation(b)..........................      278,460
     5,400   Dress Barn, Inc. (The)(b)...................................      170,910
     4,000   Fred's, Inc. ...............................................      136,800
     4,500   Hot Topic, Inc.(b)..........................................      115,200
    10,000   O'Reilly Automotive, Inc.(b)................................      321,600
     3,700   Rare Hospitality International(b)...........................      104,155
     8,000   Regis Corporation...........................................      230,400
     8,000   Too, Inc.(b)................................................      244,800
                                                                           -----------
                                                                             2,396,406
                                                                           -----------
             SHELTER -- 4.3%
     3,000   MDC Holdings, Inc. .........................................      133,530
     1,000   NVR, Inc.(b)................................................      331,000
     6,200   Ryland Group, Inc. .........................................      334,800
     7,100   Standard-Pacific Corporation................................      234,300
    17,000   Toll Brothers, Inc.(b)......................................      501,500
                                                                           -----------
                                                                             1,535,130
                                                                           -----------
             TECHNOLOGY -- 6.7%
    15,000   Adaptec Inc.(b).............................................      194,550
     6,600   Alliant Techsystems, Inc.(b)................................      717,948
     7,000   Benchmark Electronics, Inc.(b)..............................      210,000
     6,000   Cohu, Inc. .................................................      147,000
     6,000   Cymer, Inc.(b)..............................................      259,380
     5,000   Inter-Tel, Inc. ............................................       94,500
     5,000   Itron, Inc.(b)..............................................      145,100
     4,000   Kronos, Inc.(b).............................................      164,240
     5,600   Park Electrochemical Corporation............................      166,040
     4,000   Varian Semiconductor Equipment, Inc.(b).....................      159,160

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             COMMON STOCKS (CONTINUED)
             TECHNOLOGY (CONTINUED)
     2,000   Woodward Governor Company...................................  $   120,640
                                                                           -----------
                                                                             2,378,558
                                                                           -----------
             TRANSPORTATION -- 1.2%
     6,000   Kirby Corporation(b)........................................      163,800
     2,500   Landstar System, Inc.(b)....................................      265,275
                                                                           -----------
                                                                               429,075
                                                                           -----------
             UTILITIES -- 4.0%
    11,400   Atmos Energy Corporation....................................      263,796
     3,200   CH Energy Group, Inc. ......................................      158,752
     8,300   Energen Corporation.........................................      225,926
     3,000   New Jersey Resources Corporation............................       91,500
     6,000   Northwestern Corporation....................................      105,780
     5,000   Philadelphia Suburban Corporation...........................      103,500
     6,400   Southwestern Energy Company(b)..............................       89,856
     5,200   UGI Corporation.............................................      161,200
     4,100   UIL Holdings Corporation....................................      226,730
                                                                           -----------
                                                                             1,427,040
                                                                           -----------
             TOTAL COMMON STOCKS.........................................   31,711,113
                                                                           -----------
             INDEX FUNDS -- 6.8%
     7,000   iShares S&P SmallCap 600 Index Fund.........................      847,000
    20,000   iShares S&P Smallcap 600 Barra Growth Index Fund............    1,544,800
                                                                           -----------
             TOTAL INDEX FUNDS...........................................    2,391,800
                                                                           -----------
             FEDERAL HOME LOAN BANK -- 2.8%
$1,000,000   3.79%, 6/6/02...............................................      999,857
                                                                           -----------
             TOTAL FEDERAL HOME LOAN BANK................................      999,857
                                                                           -----------
             INVESTMENT COMPANIES -- 0.5%
   194,257   Performance Money Market Fund...............................      194,257
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................      194,257
                                                                           -----------
             TOTAL (Cost $30,900,129)(a).................................  $35,297,027
                                                                           ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

---------------

Percentages indicated are based on net assets of $35,432,269.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of the losses, of $2,259, recognized for income tax purposes in excess of financial reporting. Cost for federal income tax and financial purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...............................  $5,765,355
          Unrealized depreciation...............................  (1,370,716)
                                                                  ----------
          Net unrealized appreciation...........................  $4,394,639
                                                                  ==========

(b) Non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments
May 31, 2002

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS -- 97.1%
          BEVERAGES -- 2.9%
 21,600   Pepsi Bottling Group, Inc. (The)............................  $   713,232
                                                                        -----------
          BUILDING MATERIALS -- 2.9%
 45,000   RPM, Inc. ..................................................      708,300
                                                                        -----------
          BUSINESS EQUIPMENT & SERVICES -- 14.1%
 22,500   Apollo Group, Inc.(b).......................................      775,800
 11,400   ChoicePoint, Inc.(b)........................................      679,554
 20,100   Concord EFS, Inc.(b)........................................      628,527
 36,600   Office Depot, Inc.(b).......................................      669,048
 31,500   Staples, Inc.(b)............................................      664,020
                                                                        -----------
                                                                          3,416,949
                                                                        -----------
          COMPUTER SOFTWARE -- 2.7%
 20,000   Activision, Inc.(b).........................................      652,400
                                                                        -----------
          COMPUTERS -- 5.8%
 14,800   Affiliated Computer Services, Inc. Class A(b)...............      823,472
 13,700   Fiserv, Inc.(b).............................................      582,798
                                                                        -----------
                                                                          1,406,270
                                                                        -----------
          CONSUMER DURABLE -- 2.5%
 11,400   Harley-Davidson, Inc. ......................................      599,412
                                                                        -----------
          CONSUMER GOODS & SERVICES -- 8.5%
 11,200   Bemis Company, Inc. ........................................      558,880
 18,800   Church & Dwight, Inc. ......................................      653,676
 12,800   Mohawk Industries, Inc.(b)..................................      838,656
                                                                        -----------
                                                                          2,051,212
                                                                        -----------
          ELECTRONICS -- 2.4%
 19,700   Microchip Technology, Inc.(b)...............................      589,030
                                                                        -----------
          ENTERTAINMENT -- 2.9%
 14,600   Harrah's Entertainment, Inc.(b).............................      695,690
                                                                        -----------
          FINANCIAL SERVICES -- 11.9%
 17,200   Moody's Corporation.........................................      828,352
 18,000   North Fork Bancorporation, Inc. ............................      707,580
 11,400   Progressive Corp. ..........................................      674,994
 28,700   Roslyn Bancorp, Inc. .......................................      678,755
                                                                        -----------
                                                                          2,889,681
                                                                        -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments (continued)
May 31, 2002

SHARES                        SECURITY DESCRIPTION                         VALUE
------                        --------------------                         -----
          COMMON STOCKS (CONTINUED)
          HEALTH CARE -- 20.8%
  8,600   AmerisourceBergen Corporation...............................  $   662,974
 23,500   Health Net, Inc.(b).........................................      680,325
 14,000   Oxford Health Plans, Inc.(b)................................      674,800
 15,000   Patterson Dental Company(b).................................      756,150
  8,800   Quest Diagnostics, Inc.(b)..................................      769,296
 10,000   Tenet Healthcare Corporation(b).............................      745,000
  8,200   UnitedHealth Group Inc. ....................................      744,560
                                                                        -----------
                                                                          5,033,105
                                                                        -----------
          RETAIL -- 11.1%
 12,800   Coach, Inc.(b)..............................................      668,928
 17,300   Dollar Tree Stores, Inc.(b).................................      696,671
  8,600   Kohl's Corporation(b).......................................      645,000
 14,600   Lowe's Companies, Inc. .....................................      688,536
                                                                        -----------
                                                                          2,699,135
                                                                        -----------
          SHELTER -- 5.7%
 24,000   D. R. Horton, Inc. .........................................      588,480
 15,300   KB Home.....................................................      788,409
                                                                        -----------
                                                                          1,376,889
                                                                        -----------
          TRANSPORTATION & SHIPPING -- 2.9%
 31,400   Airborne, Inc. .............................................      708,698
                                                                        -----------
          TOTAL COMMON STOCKS.........................................   23,540,003
                                                                        -----------
          INVESTMENT COMPANIES -- 2.9%
691,776   Performance Money Market Fund...............................      691,776
                                                                        -----------
          TOTAL INVESTMENT COMPANIES..................................      691,776
                                                                        -----------
          TOTAL (Cost $21,021,540)(a).................................  $24,231,779
                                                                        ===========

---------------

Percentages indicated are based on net assets of $24,226,714.

(a) Cost for federal income tax and financial reporting purposes is the same and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...............................  $3,376,214
          Unrealized depreciation...............................    (165,975)
                                                                  ----------
          Net unrealized appreciation...........................  $3,210,239
                                                                  ==========

(b) Non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
May 31, 2002

                                                                              THE SHORT TERM    THE INTERMEDIATE
                                                               THE MONEY        GOVERNMENT      TERM GOVERNMENT
                                                              MARKET FUND      INCOME FUND        INCOME FUND
                                                              ------------    --------------    ----------------
ASSETS:
Investments, at value (cost $624,853,426, $95,975,926 and
  $91,480,421, respectively)................................  $624,853,426     $97,726,822        $96,251,336
Interest and dividends receivable...........................       941,987       1,009,135          1,225,551
Prepaid expenses............................................        31,610           5,744              8,882
                                                              ------------     -----------        -----------
TOTAL ASSETS................................................   625,827,023      98,741,701         97,485,769
                                                              ------------     -----------        -----------
LIABILITIES:
Payable to custodian........................................            --          16,493             17,589
Dividends payable...........................................       727,910         342,929            471,850
Payable for investments purchased...........................    15,000,000              --                 --
ACCRUED EXPENSES AND OTHER LIABILITIES:
Advisory....................................................       131,389          33,102             37,150
Administration..............................................         3,480           1,212              1,197
Distribution................................................        16,817           2,048              2,560
Custodian...................................................        21,022           3,310              3,302
Other.......................................................        63,803           9,989             13,807
                                                              ------------     -----------        -----------
TOTAL LIABILITIES...........................................    15,964,421         409,083            547,455
                                                              ------------     -----------        -----------
NET ASSETS..................................................  $609,862,602     $98,332,618        $96,938,314
                                                              ============     ===========        ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................  $609,852,210     $99,084,314        $98,905,810
Accumulated net investment income...........................        10,392           1,519             52,083
Accumulated net realized losses from investment
  transactions..............................................            --      (2,504,111)        (6,790,494)
Net unrealized appreciation from investments................            --       1,750,896          4,770,915
                                                              ------------     -----------        -----------
NET ASSETS..................................................  $609,862,602     $98,332,618        $96,938,314
                                                              ============     ===========        ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $533,026,783     $88,846,269        $85,922,301
Shares Outstanding..........................................   533,015,656       8,783,883          8,232,361
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $       1.00     $     10.11        $     10.44
                                                              ============     ===========        ===========
CLASS A SHARES:
Net Assets..................................................  $ 76,524,836     $ 9,486,349        $10,645,752
Shares Outstanding..........................................    76,525,571         938,340          1,020,601
Net Asset Value and Redemption Price per share..............  $       1.00     $     10.11        $     10.43
                                                              ============     ===========        ===========
  Maximum sales charge......................................           N/A            3.00%              5.25%
                                                              ============     ===========        ===========
  Maximum Offering Price per share (Net Asset
    Value/(100%-maximum sales charge))......................  $       1.00     $     10.42        $     11.01
                                                              ============     ===========        ===========
CLASS B SHARES:
  Net Assets................................................  $    310,983                        $   370,261
  Shares Outstanding........................................       310,983                             35,499
  Net Asset Value, Offering Price and Redemption Price per
    share*..................................................  $       1.00                        $     10.43
                                                              ============                        ===========

---------------

* Redemption price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
May 31, 2002

                                                              THE LARGE CAP    THE MID CAP
                                                               EQUITY FUND     EQUITY FUND
                                                              -------------    -----------
ASSETS:
Investments, at value (cost $83,370,793 and $74,524,403,
  respectively).............................................  $137,513,539     $95,903,946
Interest and dividends receivable...........................       274,216          58,114
Receivable for capital shares issued........................            --              --
Receivable for investments sold.............................            --       4,338,109
Prepaid expenses............................................        15,665           9,257
                                                              ------------     -----------
TOTAL ASSETS................................................   137,803,420     100,309,426
                                                              ------------     -----------
LIABILITIES:
Payable to custodian........................................        23,086          16,599
Dividends payable...........................................       166,419              --
Payable for investments purchased...........................            --       6,462,760
Payable for capital shares redeemed.........................        50,601              --
ACCRUED EXPENSES AND OTHER LIABILITIES:
Advisory....................................................        71,597          59,877
Administration..............................................         1,698           1,153
Distribution................................................        12,849           4,894
Custodian...................................................         4,773           3,194
Other.......................................................        21,810          12,201
                                                              ------------     -----------
TOTAL LIABILITIES...........................................       352,833       6,560,678
                                                              ------------     -----------
NET ASSETS..................................................  $137,450,587     $93,748,748
                                                              ============     ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................  $ 74,612,683     $74,725,791
Accumulated net investment income/(loss)....................        (3,911)             --
Accumulated net realized gains/(losses) from investment
  transactions..............................................     8,699,069      (2,356,586)
Net unrealized appreciation from investments................    54,142,746      21,379,543
                                                              ------------     -----------
NET ASSETS..................................................  $137,450,587     $93,748,748
                                                              ============     ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $ 93,094,589     $72,307,736
Shares Outstanding..........................................     5,068,264       5,392,528
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $      18.37     $     13.41
                                                              ============     ===========
CLASS A SHARES:
Net Assets..................................................  $ 39,585,599     $20,948,994
Shares Outstanding..........................................     2,164,644       1,578,502
Net Asset Value and Redemption Price per share..............  $      18.29     $     13.27
                                                              ============     ===========
Maximum sales charge........................................          5.25%           5.25%
                                                              ============     ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge))........................  $      19.30     $     14.01
                                                              ============     ===========
CLASS B SHARES:
Net Assets..................................................  $  4,770,399     $   492,018
Shares Outstanding..........................................       266,255          38,480
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $      17.92     $     12.79
                                                              ============     ===========

---------------

* Redemption price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
May 31, 2002

                                                              THE SMALL CAP    THE LEADERS
                                                               EQUITY FUND     EQUITY FUND
                                                              -------------    -----------
ASSETS:
Investments, at value (cost $30,900,129 and $21,021,540,
  respectively).............................................   $35,297,027     $24,231,779
Interest and dividends receivable...........................        15,999          10,472
Receivable for investments sold.............................     2,775,298              --
Deferred organization costs.................................           253              --
Prepaid expenses............................................         1,011          10,133
                                                               -----------     -----------
TOTAL ASSETS................................................    38,089,588      24,252,384
                                                               -----------     -----------
LIABILITIES:
Payable to custodian........................................         9,307           6,842
Payable for investments purchased...........................     2,614,310              --
Payable for capital shares redeemed.........................            --              --
ACCRUED EXPENSES AND OTHER LIABILITIES:
Advisory....................................................        25,087          12,563
Administration..............................................           440             296
Distribution................................................         1,161             406
Custodian...................................................         1,254             801
Other.......................................................         5,760           4,762
                                                               -----------     -----------
TOTAL LIABILITIES...........................................     2,657,319          25,670
                                                               -----------     -----------
NET ASSETS..................................................   $35,432,269     $24,226,714
                                                               ===========     ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................   $38,894,472     $29,161,988
Accumulated net realized losses from investment
  transactions..............................................    (7,859,101)     (8,145,513)
Net unrealized appreciation from investments................     4,396,898       3,210,239
                                                               -----------     -----------
NET ASSETS..................................................   $35,432,269     $24,226,714
                                                               ===========     ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................   $30,256,636     $22,942,564
Shares Outstanding..........................................     3,284,261       3,153,473
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................   $      9.21     $      7.28
                                                               ===========     ===========
CLASS A SHARES:
Net Assets..................................................   $ 5,125,631     $ 1,048,565
Shares Outstanding..........................................       562,907         144,730
Net Asset Value and Redemption Price per share..............   $      9.11     $      7.24
                                                               ===========     ===========
Maximum sales charge........................................          5.25%           5.25%
                                                               ===========     ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum sales charge))........................   $      9.61     $      7.64
                                                               ===========     ===========
CLASS B SHARES:
Net Assets..................................................   $    50,002     $   235,585
Shares Outstanding..........................................         5,640          32,934
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................   $      8.87     $      7.15
                                                               ===========     ===========

---------------

* Redemption price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the year ended May 31, 2002

                                                                    THE SHORT TERM   THE INTERMEDIATE
                                                       THE MONEY      GOVERNMENT     TERM GOVERNMENT
                                                      MARKET FUND    INCOME FUND       INCOME FUND
                                                      -----------   --------------   ----------------
INVESTMENT INCOME:
Interest............................................  $17,126,491     $4,564,245        $7,035,704
Dividend............................................        8,552         62,952            35,253
                                                      -----------     ----------        ----------
  TOTAL INVESTMENT INCOME...........................   17,135,043      4,627,197         7,070,957
                                                      -----------     ----------        ----------
EXPENSES:
Advisory............................................    1,916,595        361,743           538,580
Administration......................................      958,298        135,654           161,575
Distribution:
  Class A Shares....................................      300,325         23,307            31,104
  Class B Shares....................................        3,487             --             1,922
Accounting..........................................       43,725         42,360            54,694
Custodian...........................................      255,547         36,175            43,087
Transfer agent......................................      112,597         26,318            49,804
Other...............................................      288,000         42,379            54,531
                                                      -----------     ----------        ----------
  Total expenses before fee reductions..............    3,878,574        667,936           935,297
  Advisory reductions...............................     (367,292)            --           (53,860)
  Administration reductions.........................     (511,095)            --                --
  Distributor reductions............................      (85,807)        (6,659)           (8,887)
                                                      -----------     ----------        ----------
  NET EXPENSES......................................    2,914,380        661,277           872,550
                                                      -----------     ----------        ----------
NET INVESTMENT INCOME...............................   14,220,663      3,965,920         6,198,407
                                                      -----------     ----------        ----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM
  INVESTMENTS:
Net realized gains/(losses) from investment
  transactions......................................          658        492,229         1,720,987
Change in unrealized appreciation/depreciation from
  investments.......................................           --        295,577           832,585
                                                      -----------     ----------        ----------
Net realized/unrealized gains from investments......          658        787,806         2,553,572
                                                      -----------     ----------        ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS......  $14,221,321     $4,753,726        $8,751,979
                                                      ===========     ==========        ==========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the year ended May 31, 2002

                                                              THE LARGE CAP   THE MID CAP
                                                               EQUITY FUND    EQUITY FUND
                                                              -------------   -----------
INVESTMENT INCOME:
Interest....................................................  $          0    $    58,900
Dividend....................................................     2,524,724        895,689
                                                              ------------    -----------
  TOTAL INVESTMENT INCOME...................................     2,524,724        954,589
                                                              ------------    -----------
EXPENSES:
Advisory....................................................       998,234        662,982
Administration..............................................       249,558        132,597
Distribution:
  Class A Shares............................................       131,541         51,012
  Class B Shares............................................        55,726          4,441
Accounting..................................................        47,106         50,379
Custodian...................................................        66,549         35,360
Transfer agent..............................................       122,619         61,148
Other.......................................................        97,381         61,559
                                                              ------------    -----------
  Total expenses before fee reductions......................     1,768,714      1,059,478
  Distributor reductions....................................       (37,583)       (14,575)
                                                              ------------    -----------
  NET EXPENSES..............................................     1,731,131      1,044,903
                                                              ------------    -----------
NET INVESTMENT INCOME/(LOSS)................................       793,593        (90,314)
                                                              ------------    -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) from investment transactions....    18,276,311     (2,356,588)
Change in unrealized appreciation/depreciation from
  investments...............................................   (43,569,347)     3,443,589
                                                              ------------    -----------
Net realized/unrealized gains/(losses) from investments.....   (25,293,036)     1,087,001
                                                              ------------    -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $(24,499,443)   $   996,687
                                                              ============    ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the year ended May 31, 2002

                                                              THE SMALL CAP   THE LEADERS
                                                               EQUITY FUND    EQUITY FUND
                                                              -------------   -----------
INVESTMENT INCOME:
Interest....................................................   $    6,021     $     1,685
Dividend....................................................      272,243         114,453
                                                               ----------     -----------
  TOTAL INVESTMENT INCOME...................................      278,264         116,138
                                                               ----------     -----------
EXPENSES:
Advisory....................................................      367,469         203,908
Administration..............................................       55,120          30,586
Distribution:
  Class A Shares............................................       11,950           2,628
  Class B Shares............................................          468           2,169
Accounting..................................................       52,573          44,577
Custodian...................................................       14,699           8,156
Registration................................................       10,442          31,624
Transfer agent..............................................       26,654          27,403
Other.......................................................       18,656           8,235
                                                               ----------     -----------
  Total expenses before fee reductions/reimbursements.......      558,031         359,286
  Advisory reductions/reimbursements........................      (73,494)        (99,558)
  Distributor reductions....................................       (3,414)           (751)
                                                               ----------     -----------
  NET EXPENSES..............................................      481,123         258,977
                                                               ----------     -----------
NET INVESTMENT LOSS.........................................     (202,859)       (142,839)
                                                               ----------     -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) from investment transactions....     (850,641)     (3,413,686)
Change in unrealized appreciation/depreciation from
  investments...............................................    3,576,759       2,028,106
                                                               ----------     -----------
Net realized/unrealized gains/(losses) from investments.....    2,726,118      (1,385,580)
                                                               ----------     -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $2,523,259     $(1,528,419)
                                                               ==========     ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                           THE SHORT TERM            THE INTERMEDIATE TERM
                                          THE MONEY MARKET FUND        GOVERNMENT INCOME FUND       GOVERNMENT INCOME FUND
                                       ---------------------------   --------------------------   ---------------------------
                                       FOR THE YEAR ENDED MAY 31,    FOR THE YEAR ENDED MAY 31,   FOR THE YEAR ENDED MAY 31,
                                       ---------------------------   --------------------------   ---------------------------
                                           2002           2001          2002           2001           2002           2001
                                       ------------   ------------   -----------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............  $ 14,220,663   $ 34,034,866   $ 3,965,920   $  4,223,231   $  6,198,407   $  8,259,344
  Net realized gains/(losses) from
    investment transactions..........           658         26,233       492,229       (140,258)     1,720,987        866,783
  Change in unrealized appreciation/
    depreciation from investments....            --             --       295,577      2,993,229        832,585      7,989,298
                                       ------------   ------------   -----------   ------------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS.........................    14,221,321     34,061,099     4,753,726      7,076,202      8,751,979     17,115,425
                                       ------------   ------------   -----------   ------------   ------------   ------------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares.......   (12,492,360)   (29,551,835)   (3,677,726)    (3,978,331)    (5,534,472)    (7,724,559)
    Class A Shares...................    (1,738,924)    (4,471,572)     (274,983)      (236,188)      (478,696)      (480,888)
    Class B Shares...................        (4,140)       (11,459)           --             --         (8,923)        (5,535)
                                       ------------   ------------   -----------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
  DIVIDENDS..........................   (14,235,424)   (34,034,866)   (3,952,709)    (4,214,519)    (6,022,091)    (8,210,982)
                                       ------------   ------------   -----------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.......................   (51,449,853)   146,050,670    22,994,886    (20,307,615)   (38,904,871)   (23,410,251)
                                       ------------   ------------   -----------   ------------   ------------   ------------
CHANGE IN NET ASSETS.................   (51,463,956)   146,076,903    23,795,903    (17,445,932)   (36,174,983)   (14,505,808)
NET ASSETS:
  Beginning of period................   661,326,558    515,249,655    74,536,715     91,982,647    133,113,297    147,619,105
                                       ------------   ------------   -----------   ------------   ------------   ------------
  End of period......................  $609,862,602   $661,326,558   $98,332,618   $ 74,536,715   $ 96,938,314   $133,113,297
                                       ============   ============   ===========   ============   ============   ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                               THE LARGE CAP EQUITY FUND       THE MID CAP EQUITY FUND
                                                              ----------------------------   ---------------------------
                                                               FOR THE YEAR ENDED MAY 31,    FOR THE YEAR ENDED MAY 31,
                                                              ----------------------------   ---------------------------
                                                                  2002           2001            2002           2001
                                                              ------------   -------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss)..............................  $    793,593   $     895,848   $    (90,314)  $    (73,570)
  Net realized gains/(losses) from investment
    transactions............................................    18,276,311      54,679,952     (2,356,588)    17,121,454
  Change in unrealized appreciation/depreciation from
    investments.............................................   (43,569,347)    (90,048,145)     3,443,589    (10,042,968)
                                                              ------------   -------------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   (24,499,443)    (34,472,345)       996,687      7,004,916
                                                              ------------   -------------   ------------   ------------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares..............................      (642,896)       (803,976)            --             --
    Class A Shares..........................................      (160,816)       (124,905)            --             --
    Class B Shares..........................................        (8,573)         (3,029)            --             --
  Net realized gains:
    Institutional Class Shares..............................   (10,760,253)    (20,309,549)   (11,874,376)   (11,131,251)
    Class A Shares..........................................    (2,767,639)     (3,784,301)    (1,709,610)    (2,042,111)
    Class B Shares..........................................      (466,228)       (594,152)       (69,506)       (78,544)
                                                              ------------   -------------   ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............   (14,806,405)    (25,619,912)   (13,653,492)   (13,251,906)
                                                              ------------   -------------   ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..............   (27,375,184)    (87,379,835)    16,276,734    (16,088,160)
                                                              ------------   -------------   ------------   ------------
CHANGE IN NET ASSETS........................................   (66,681,032)   (147,472,092)     3,619,929    (22,335,150)
NET ASSETS:
  Beginning of period.......................................   204,131,619     351,603,711     90,128,819    112,463,969
                                                              ------------   -------------   ------------   ------------
  End of period.............................................  $137,450,587   $ 204,131,619   $ 93,748,748   $ 90,128,819
                                                              ============   =============   ============   ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                                                                 THE LEADERS EQUITY FUND
                                                           THE SMALL CAP EQUITY FUND    -----------------------------------------
                                                           --------------------------   For the year ended   For the period ended
                                                           For the year ended May 31,      May 31, 2002        May 31, 2001(a)
                                                           --------------------------   -----------------------------------------
                                                              2002           2001              2002                2001(a)
                                                           -----------   ------------   ------------------   --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss....................................  $  (202,859)  $   (197,137)     $  (142,839)          $   (30,199)
  Net realized gains/(losses) from investment
    transactions.........................................     (850,641)     7,806,697       (3,413,686)           (4,731,827)
  Change in unrealized appreciation/depreciation from
    investments..........................................    3,576,759     (4,870,527)       2,028,106             1,182,133
                                                           -----------   ------------      -----------           -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...........    2,523,259      2,739,033       (1,528,419)           (3,579,893)
                                                           -----------   ------------      -----------           -----------
DIVIDENDS:
  Net investment income:
    Institutional Class Shares...........................           --             --               --                (3,946)
    Class A Shares.......................................           --             --               --                   (85)
    Class B Shares.......................................           --             --               --                    (2)
                                                           -----------   ------------      -----------           -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS..........           --             --               --                (4,033)
                                                           -----------   ------------      -----------           -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.....   (4,819,329)   (13,061,414)       6,223,801            23,115,258
                                                           -----------   ------------      -----------           -----------
CHANGE IN NET ASSETS.....................................   (2,296,070)   (10,322,381)       4,695,382            19,531,332
NET ASSETS:
  Beginning of period....................................   37,728,339     48,050,720       19,531,332                    --
                                                           -----------   ------------      -----------           -----------
  End of period..........................................  $35,432,269   $ 37,728,339      $24,226,714           $19,531,332
                                                           ===========   ============      ===========           ===========

---------------

(a) The Leaders Equity Fund commenced operations on September 1, 2000.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- May 31, 2002

1. ORGANIZATION
Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eight separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund, and The Leaders Equity Fund (individually a "Fund", collectively the "Funds"). The U.S. Treasury Money Market has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund, which offers Institutional Class Shares and Class A Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

EXPENSE ALLOCATION:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. Expenses specific to a class are charged to that class.

ORGANIZATION EXPENSES:
Costs incurred in connection with the initial registration of The Small Cap Equity Fund were deferred and are being amortized over the life of the Fund. During the current year $2,266 was expensed.

DIVIDENDS TO SHAREHOLDERS:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Government Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification.

3. RELATED PARTY TRANSACTIONS
ADVISOR AND CUSTODIAN:
Trustmark Financial Services, Inc. ("Trustmark") acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. For the year ended May 31, 2002, the advisory fee rates were as follows:

                                                              ADVISORY
                                                              FEE RATE
                                                              --------
The Money Market Fund.......................................   0.30%
The Short Term Government Income Fund.......................   0.40%
The Intermediate Term Government Income Fund................   0.50%
The Large Cap Equity Fund...................................   0.60%
The Mid Cap Equity Fund.....................................   0.75%
The Small Cap Equity Fund...................................   1.00%
The Leaders Equity Fund.....................................   1.00%

Trustmark National Bank serves as Custodian of the Funds' cash and securities. For these services, Trustmark is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

ADMINISTRATION:
BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund.

DISTRIBUTION PLAN:
Performance Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, serves as the distribution agent of the Funds. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the year ended May 31, 2002, the Distributor received $66,810 from commissions earned on sales of the Funds of which $8,536 was re-allowed to Trustmark, the Distributor, and BISYS (affiliated broker/dealers).

ACCOUNTING AND TRANSFER AGENCY:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly.

FEE REDUCTIONS:
The Advisor, Administrator, and the Distributor voluntarily agreed to reduce fees as stated in the statement of operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

FUND                                                           CLASS       EXPENSE LIMITATION
---------------------------------------------------------  -------------   ------------------
The Leaders Equity Fund..................................  Institutional         1.25%
The Leaders Equity Fund..................................        A               1.50%
The Leaders Equity Fund..................................        B               2.25%

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 2002, were as follows:

                                                              PURCHASES       SALES
                                                             -----------   -----------
The Short Term Government Income Fund......................  $58,333,926   $33,004,253
The Intermediate Term Government Income Fund...............    7,447,481    46,759,225
The Large Cap Equity Fund..................................   13,603,979    50,391,546
The Mid Cap Equity Fund....................................   33,043,545    32,660,282
The Small Cap Equity Fund..................................   25,249,903    30,408,961
The Leaders Equity Fund....................................   35,812,539    30,105,640

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

5. CAPITAL SHARE TRANSACTIONS
The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in capital and shares of beneficial interest by class for the year ended May 31, 2002, were as follows:

                                                                      THE SHORT TERM GOVERNMENT
                                       THE MONEY MARKET FUND                 INCOME FUND
                                 ---------------------------------   ---------------------------
                                    FOR THE YEAR ENDED MAY 31,       FOR THE YEAR ENDED MAY 31,
                                 ---------------------------------   ---------------------------
                                      2002              2001             2002           2001
CAPITAL TRANSACTIONS:            ---------------   ---------------   ------------   ------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued....  $ 1,065,431,092   $ 1,214,946,092   $ 31,217,900   $  6,562,359
Dividends reinvested...........           89,409           372,717      2,063,413      2,492,193
Cost of shares redeemed........   (1,107,207,492)   (1,072,705,464)   (13,855,365)   (30,596,043)
                                 ---------------   ---------------   ------------   ------------
Institutional Class Shares
  capital transactions.........      (41,686,991)      142,613,345     19,425,948    (21,541,491)
                                 ---------------   ---------------   ------------   ------------
CLASS A SHARES:
Proceeds from shares issued....      136,162,159       132,495,643      6,403,866      6,211,569
Dividends reinvested...........        1,931,542         4,553,721        263,665        204,513
Cost of shares redeemed........     (147,901,454)     (133,570,185)    (3,098,593)    (5,182,206)
                                 ---------------   ---------------   ------------   ------------
Class A Shares capital
  transactions.................       (9,807,753)        3,479,179      3,568,938      1,233,876
                                 ---------------   ---------------   ------------   ------------
CLASS B SHARES:
Proceeds from shares issued....          393,877           502,072             --             --
Dividends reinvested...........            4,240            11,069             --             --
Cost of shares redeemed........         (353,226)         (554,995)            --             --
                                 ---------------   ---------------   ------------   ------------
Class B Shares capital
  transactions.................           44,891           (41,854)            --             --
                                 ---------------   ---------------   ------------   ------------
Change in net assets from
  capital transactions.........  $   (51,449,853)  $   146,050,670   $ 22,994,886   $(20,307,615)
                                 ===============   ===============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued.........................    1,065,431,092     1,214,946,092      3,100,263        662,197
Reinvested.....................           89,409           372,717        204,188        253,580
Redeemed.......................   (1,107,207,492)   (1,072,705,464)    (1,370,835)    (3,121,606)
                                 ---------------   ---------------   ------------   ------------
Change in Institutional Class
  Shares.......................      (41,686,991)      142,613,345      1,933,616     (2,205,829)
                                 ---------------   ---------------   ------------   ------------
CLASS A SHARES:
Issued.........................      136,162,159       132,495,643        633,979        630,371
Reinvested.....................        1,931,542         4,553,721         26,117         20,762
Redeemed.......................     (147,901,454)     (133,570,185)      (306,950)      (528,229)
                                 ---------------   ---------------   ------------   ------------
Change in Class A Shares.......       (9,807,753)        3,479,179        353,146        122,904
                                 ---------------   ---------------   ------------   ------------
CLASS B SHARES:
Issued.........................          393,877           502,072             --             --
Reinvested.....................            4,240            11,069             --             --
Redeemed.......................         (353,226)         (554,995)            --             --
                                 ---------------   ---------------   ------------   ------------
Change in Class B Shares.......           44,891           (41,854)            --             --
                                 ---------------   ---------------   ------------   ------------
Change in shares...............      (51,449,853)      146,050,670      2,286,762     (2,082,925)
                                 ===============   ===============   ============   ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

                                                              THE INTERMEDIATE TERM GOVERNMENT
                                                                         INCOME FUND
                                                              ---------------------------------
                                                                 FOR THE YEAR ENDED MAY 31,
                                                              ---------------------------------
                                                                   2002              2001
CAPITAL TRANSACTIONS:                                         ---------------   ---------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.................................   $  7,333,496      $ 15,888,414
Dividends reinvested........................................      2,951,529         4,463,110
Cost of shares redeemed.....................................    (47,919,205)      (49,097,330)
                                                               ------------      ------------
Institutional Class Shares capital transactions.............    (37,634,180)      (28,745,806)
                                                               ------------      ------------
CLASS A SHARES:
Proceeds from shares issued.................................      6,334,395        11,423,769
Dividends reinvested........................................        468,465           438,539
Cost of shares redeemed.....................................     (8,324,944)       (6,559,589)
                                                               ------------      ------------
Class A Shares capital transactions.........................     (1,522,084)        5,302,719
                                                               ------------      ------------
CLASS B SHARES:
Proceeds from shares issued.................................        280,619            63,673
Dividends reinvested........................................          5,432             3,643
Cost of shares redeemed.....................................        (34,658)          (34,480)
                                                               ------------      ------------
Class B Shares capital transactions.........................        251,393            32,836
                                                               ------------      ------------
Change in net assets from capital transactions..............   $(38,904,871)     $(23,410,251)
                                                               ============      ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued......................................................        703,385         1,598,059
Reinvested..................................................        284,209           448,127
Redeemed....................................................     (4,637,259)       (4,926,258)
                                                               ------------      ------------
Change in Institutional Class Shares........................     (3,649,665)       (2,880,072)
                                                               ------------      ------------
CLASS A SHARES:
Issued......................................................        609,652         1,146,316
Reinvested..................................................         45,219            43,726
Redeemed....................................................       (801,468)         (664,177)
                                                               ------------      ------------
Change in Class A Shares....................................       (146,597)          525,865
                                                               ------------      ------------
CLASS B SHARES:
Issued......................................................         26,926             6,400
Reinvested..................................................            523               364
Redeemed....................................................         (3,322)           (3,366)
                                                               ------------      ------------
Change in Class B Shares....................................         24,127             3,398
                                                               ------------      ------------
Change in shares............................................     (3,772,135)       (2,350,809)
                                                               ============      ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

                                      THE LARGE CAP EQUITY FUND       THE MID CAP EQUITY FUND
                                     ----------------------------   ---------------------------
                                      FOR THE YEAR ENDED MAY 31,    FOR THE YEAR ENDED MAY 31,
                                     ----------------------------   ---------------------------
                                         2002           2001            2002           2001
CAPITAL TRANSACTIONS:                ------------   -------------   ------------   ------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued........  $ 15,371,307   $  36,603,958   $ 32,829,849   $ 25,651,344
Dividends reinvested...............     7,586,542      14,265,885      7,409,770      7,429,194
Cost of shares redeemed............   (55,733,396)   (138,014,293)   (31,710,495)   (48,803,354)
                                     ------------   -------------   ------------   ------------
Institutional Class Shares capital
  transactions.....................   (32,775,547)    (87,144,450)     8,529,124    (15,722,816)
                                     ------------   -------------   ------------   ------------
CLASS A SHARES:
Proceeds from shares issued........    16,847,987      17,717,567     12,124,643      8,796,621
Dividends reinvested...............     2,833,030       3,800,130      1,621,944      2,008,077
Cost of shares redeemed............   (14,094,322)    (22,448,316)    (6,087,397)   (11,260,245)
                                     ------------   -------------   ------------   ------------
Class A Shares capital
  transactions.....................     5,586,695        (930,619)     7,659,190       (455,547)
                                     ------------   -------------   ------------   ------------
CLASS B SHARES:
Proceeds from shares issued........       396,707       1,400,210         79,499        178,798
Dividends reinvested...............       436,031         520,062         65,682         57,985
Cost of shares redeemed............    (1,019,070)     (1,225,038)       (56,761)      (146,580)
                                     ------------   -------------   ------------   ------------
Class B Shares capital
  transactions.....................      (186,332)        695,234         88,420         90,203
                                     ------------   -------------   ------------   ------------
Change in net assets from capital
  transactions.....................  $(27,375,184)  $ (87,379,835)  $ 16,276,734   $(16,088,160)
                                     ============   =============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued.............................       739,587       1,399,255      2,319,743      1,554,953
Reinvested.........................       375,533         559,880        581,614        469,015
Redeemed...........................    (2,704,108)     (5,383,032)    (2,303,845)    (2,794,107)
                                     ------------   -------------   ------------   ------------
Change in Institutional Class
  Shares...........................    (1,588,988)     (3,423,897)       597,512       (770,139)
                                     ------------   -------------   ------------   ------------
CLASS A SHARES:
Issued.............................       862,319         648,482        931,340        493,060
Reinvested.........................       140,885         149,651        128,522        127,497
Redeemed...........................      (694,852)       (810,223)      (442,632)      (638,306)
                                     ------------   -------------   ------------   ------------
Change in Class A Shares...........       308,352         (12,090)       617,230        (17,749)
                                     ------------   -------------   ------------   ------------
CLASS B SHARES:
Issued.............................        19,480          52,768          6,316         10,513
Reinvested.........................        22,120          20,736          5,379          3,758
Redeemed...........................       (52,226)        (48,401)        (4,520)        (9,638)
                                     ------------   -------------   ------------   ------------
Change in Class B Shares...........       (10,626)         25,103          7,175          4,633
                                     ------------   -------------   ------------   ------------
Change in shares...................    (1,291,262)     (3,410,884)     1,221,917       (783,255)
                                     ============   =============   ============   ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

                                          THE SMALL CAP EQUITY FUND        THE LEADERS EQUITY FUND
                                        -----------------------------   -----------------------------
                                        FOR THE PERIOD ENDED MAY 31,    FOR THE PERIOD ENDED MAY 31,
                                        -----------------------------   -----------------------------
                                            2002            2001            2002           2001(a)
CAPITAL TRANSACTIONS:                   -------------   -------------   -------------   -------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued...........  $ 11,693,361    $ 55,850,522     $ 8,551,903     $23,218,116
Dividends reinvested..................            --              --              --           2,056
Cost of shares redeemed...............   (17,614,466)    (68,671,869)     (2,640,543)     (1,354,909)
                                        ------------    ------------     -----------     -----------
Institutional Class Shares capital
  transactions........................    (5,921,105)    (12,821,347)      5,911,360      21,865,263
                                        ------------    ------------     -----------     -----------
CLASS A SHARES:
Proceeds from shares issued...........     3,638,157       4,380,090         761,451       1,120,415
Dividends reinvested..................            --              --              --              85
Cost of shares redeemed...............    (2,536,869)     (4,612,704)       (457,582)       (165,339)
                                        ------------    ------------     -----------     -----------
Class A Shares capital transactions...     1,101,288        (232,614)        303,869         955,161
                                        ------------    ------------     -----------     -----------
CLASS B SHARES:
Proceeds from shares issued...........           500           5,611          28,013         341,451
Dividends reinvested..................            --              --              --               2
Cost of shares redeemed...............           (12)        (13,064)        (19,441)        (46,619)
                                        ------------    ------------     -----------     -----------
Class B Shares capital transactions...           488          (7,453)          8,572         294,834
                                        ------------    ------------     -----------     -----------
Change in net assets from capital
  transactions........................  $ (4,819,329)   $(13,061,414)    $ 6,223,801     $23,115,258
                                        ============    ============     ===========     ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued................................     1,380,628       6,328,254       1,192,959       2,504,585
Reinvested............................            --              --              --             212
Redeemed..............................    (2,027,965)     (7,691,325)       (379,611)       (164,672)
                                        ------------    ------------     -----------     -----------
Change in Institutional Class
  Shares..............................      (647,337)     (1,363,071)        813,348       2,340,125
                                        ------------    ------------     -----------     -----------
CLASS A SHARES:
Issued................................       421,459         494,231         108,138         122,249
Reinvested............................            --              --              --               9
Redeemed..............................      (301,993)       (531,242)        (66,172)        (19,494)
                                        ------------    ------------     -----------     -----------
Change in Class A Shares..............       119,466         (37,011)         41,966         102,764
                                        ------------    ------------     -----------     -----------
CLASS B SHARES:
Issued................................            60             630           3,994          37,836
Reinvested............................            --              --              --              --
Redeemed..............................            (1)         (1,546)         (2,835)         (6,061)
                                        ------------    ------------     -----------     -----------
Change in Class B Shares..............            59            (916)          1,159          31,775
                                        ------------    ------------     -----------     -----------
Change in shares......................      (527,812)     (1,400,998)        856,473       2,474,664
                                        ============    ============     ===========     ===========

---------------

(a) Fund commenced operation on September 1, 2000.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

6. FEDERAL INCOME TAXES
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any to its shareholders. Accordingly, no provision for federal income or excise tax is required.

At May 31, 2002, the following funds had net realized loss carryforwards to offset future net realized gains, if any, to the extent provided by Treasury regulations:

                                                                AMOUNT     EXPIRES
                                                              ----------   -------
The Short Term Government Income Fund.......................  $  974,536    2003
                                                                 595,936    2005
                                                                 210,095    2008
                                                                 723,544    2009
The Intermediate Term Government Income Fund................   2,294,291    2003
                                                                 114,007    2005
                                                                 314,674    2008
                                                               4,067,522    2009
The Mid Cap Equity Fund.....................................     979,338    2010
The Small Cap Equity Fund...................................     447,230    2007
                                                               6,561,229    2008
                                                                 848,383    2010
The Leaders Equity Fund.....................................     929,898    2009
                                                               6,071,275    2010

7. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)
During the year ended May 31, 2002, the Funds declared long term distributions of realized gains as follows:

                                                                 LONG TERM
                                                                    20%
                                                              ---------------
The Large Cap Equity Fund...................................    $16,902,713
The Mid Cap Equity Fund.....................................     13,653,493

For corporate shareholders the percentage of the total ordinary income dividends paid during the year ended May 31, 2002, that qualify for the corporate dividend received deduction, are as follows:

                                                                PERCENTAGE
                                                                ----------
The Large Cap Equity Fund...................................      100.00%

Realized capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund has incurred and will elect to defer such realized losses:

                                                               POST-OCTOBER
                                                              DEFERRED LOSSES
                                                              ---------------
The Mid Cap Equity Fund.....................................    $1,364,967
The Leaders Equity Fund.....................................     1,144,340

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

The tax character of dividends paid during the fiscal year ended May 31, 2002, was as follows:

                                                     DIVIDENDS PAID FROM
                                                ------------------------------
                                                NET INVESTMENT   NET LONG TERM       TOTAL
FUND                                                INCOME       CAPITAL GAINS   DIVIDENDS PAID
----                                            --------------   -------------   --------------
The Short Term Government Income Fund.........   $ 3,925,080      $         0     $ 3,925,080
The Intermediate Term Government Income
  Fund........................................   $ 6,202,493      $         0     $ 6,202,493
The Money Market Fund.........................   $15,821,732      $         0     $15,821,732
The Large Cap Equity Fund.....................   $   898,236      $13,994,120     $14,892,356
The Mid Cap Equity Fund.......................   $         0      $13,653,493     $13,653,493
The Small Cap Equity Fund.....................   $         0      $         0     $         0
The Leaders Equity Fund.......................   $         0      $         0     $         0

As of May 31, 2002, the components of accumulated earnings/(deficit) on a tax basis for the funds were as follows:

                                                              THE MONEY MARKET FUND
                                                              ---------------------
Undistributed Ordinary Income...............................        $ 738,302
Undistributed Long Term Capital Gains.......................                0
                                                                    ---------
Accumulated Earnings........................................        $ 738,302
Distributions Payable.......................................         (727,910)
Accumulated Capital and Other Losses........................                0
Unrealized Appreciation/(Depreciation)......................                0
                                                                    ---------
Total Accumulated Earnings/(Deficit)........................        $  10,392
                                                                    =========

                                                                  THE SHORT TERM
                                                              GOVERNMENT INCOME FUND
                                                              ----------------------
Undistributed Ordinary Income...............................       $   344,448
Undistributed Long Term Capital Gains.......................                 0
                                                                   -----------
Accumulated Earnings........................................       $   344,448
Distributions Payable.......................................          (342,929)
Accumulated Capital and Other Losses........................        (2,504,111)
Unrealized Appreciation/(Depreciation)......................         1,750,896
                                                                   -----------
Total Accumulated Earnings/(Deficit)........................       $  (751,696)
                                                                   ===========

                                                              THE INTERMEDIATE TERM
                                                              GOVERNMENT INCOME FUND
                                                              ----------------------
Undistributed Ordinary Income...............................       $   523,933
Undistributed Long Term Capital Gains.......................                 0
                                                                   -----------
Accumulated Earnings........................................       $   523,933
Distributions Payable.......................................          (471,850)
Accumulated Capital and Other Losses........................        (6,790,494)
Unrealized Appreciation/(Depreciation)......................         4,770,915
                                                                   -----------
Total Accumulated Earnings/(Deficit)........................       $(1,967,496)
                                                                   ===========

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

                                                               THE LARGE CAP EQUITY FUND
                                                               -------------------------
Undistributed Ordinary Income............................             $   162,508
Undistributed Long Term Capital Gains....................               8,715,713
                                                                      -----------
Accumulated Earnings.....................................             $ 8,878,221
Distributions Payable....................................                (166,419)
Accumulated Capital and Other Losses.....................                       0
Unrealized Appreciation/(Depreciation)...................              54,126,102
                                                                      -----------
Total Accumulated Earnings/(Deficit).....................             $62,837,904
                                                                      ===========

                                                                THE MID CAP EQUITY FUND
                                                                -----------------------
Undistributed Ordinary Income............................             $         0
Undistributed Long Term Capital Gains....................                       0
                                                                      -----------
Accumulated Earnings.....................................             $         0
Distributions Payable....................................                       0
Accumulated Capital and Other Losses.....................              (2,344,305)
Unrealized Appreciation/(Depreciation)...................              21,367,262
                                                                      -----------
Total Accumulated Earnings/(Deficit).....................             $19,022,957
                                                                      ===========

                                                               THE SMALL CAP EQUITY FUND
                                                               -------------------------
Undistributed Ordinary Income............................             $         0
Undistributed Long Term Capital Gains....................                       0
                                                                      -----------
Accumulated Earnings.....................................             $         0
Distributions Payable....................................                       0
Accumulated Capital and Other Losses.....................              (7,856,842)
Unrealized Appreciation/(Depreciation)...................               4,394,639
                                                                      -----------
Total Accumulated Earnings/(Deficit).....................             $(3,462,203)
                                                                      ===========

                                                                THE LEADERS EQUITY FUND
                                                                -----------------------
Undistributed Ordinary Income............................             $         0
Undistributed Long Term Capital Gains....................                       0
                                                                      -----------
Accumulated Earnings.....................................             $         0
Distributions Payable....................................                       0
Accumulated Capital and Other Losses.....................              (8,145,513)
Unrealized Appreciation/(Depreciation)...................               3,210,239
                                                                      -----------
Total Accumulated Earnings/(Deficit).....................             $(4,935,274)
                                                                      ===========

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- May 31, 2002

8. SUBSEQUENT EVENTS:
Effective June 1, 2002, Trustmark Investment Advisors, Inc., a newly created subsidiary of Trustmark National Bank, assumed all investment advisory responsibilities from Trustmark Financial Services, Inc., the former investment advisor to the Funds.

Effective July 1, 2002, The Intermediate Term Government Income Fund changed its name to The Intermediate Term Income Fund. There were no changes to the Fund's policies.

The Board of Trustees has approved a Plan of Liquidation (the "Plan") on behalf of The Small Cap Equity Fund. Shareholders of the Fund, as of June 28, 2002, will be voting on the Liquidation at a meeting scheduled for July 26, 2002. The Fund plans to complete the liquidation by July 31, 2002.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                            --------------------------------------------------------
                                                              2002        2001        2000        1999        1998
INSTITUTIONAL CLASS SHARES                                  --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                            --------    --------    --------    --------    --------
INVESTMENT ACTIVITIES:
  Net investment income...................................      0.02        0.06        0.05        0.05        0.05
  Net realized gains on investments.......................        --*         --*         --          --          --
                                                            --------    --------    --------    --------    --------
  Total from Investment Activities........................      0.02        0.06        0.05        0.05        0.05
                                                            --------    --------    --------    --------    --------
DIVIDENDS:
  Net investment income...................................     (0.02)      (0.06)      (0.05)      (0.05)      (0.05)
                                                            --------    --------    --------    --------    --------
  Total Dividends.........................................     (0.02)      (0.06)      (0.05)      (0.05)      (0.05)
                                                            --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD............................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                            ========    ========    ========    ========    ========
TOTAL RETURN..............................................      2.26%       5.92%       5.38%       5.05%       5.43%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........................  $533,027    $574,726    $432,090    $382,178    $349,024
Ratio of expenses to average net assets...................      0.42%       0.37%       0.35%       0.35%       0.33%
Ratio of net investment income to average net assets......      2.26%       5.73%       5.26%       4.92%       5.31%
Ratio of expenses to average net assets(a)................      0.56%       0.55%       0.54%       0.59%       0.57%

---------------

(a) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

*  Less than $0.005 per share.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
CLASS A SHARES(a)                                             -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              -------    -------    -------    -------    -------
INVESTMENT ACTIVITIES:
  Net investment income.....................................     0.02       0.06       0.05       0.05       0.05
  Net realized gains on investments.........................      --*        --*         --         --         --
                                                              -------    -------    -------    -------    -------
  Total from Investment Activities..........................     0.02       0.06       0.05       0.05       0.05
                                                              -------    -------    -------    -------    -------
DIVIDENDS:
  Net investment income.....................................    (0.02)     (0.06)     (0.05)     (0.05)     (0.05)
                                                              -------    -------    -------    -------    -------
  Total Dividends...........................................    (0.02)     (0.06)     (0.05)     (0.05)     (0.05)
                                                              -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              =======    =======    =======    =======    =======
TOTAL RETURN................................................     2.01%      5.66%      5.12%      4.79%      5.18%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................  $76,525    $86,334    $82,852    $94,347    $73,794
Ratio of expenses to average net assets.....................     0.67%      0.62%      0.60%      0.60%      0.58%
Ratio of net investment income to average net assets........     2.02%      5.49%      4.99%      4.67%      5.06%
Ratio of expenses to average net assets(b)..................     0.91%      0.90%      0.79%      0.84%      0.82%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares.

(b) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

*  Less than $0.005 per share.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                                 FOR THE
                                                               FOR THE YEARS ENDED MAY 31,     PERIOD ENDED
                                                              -----------------------------      MAY 31,
                                                               2002       2001       2000        1999(a)
CLASS B SHARES                                                -------    -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 1.00     $ 1.00     $ 1.00        $ 1.00
                                                              ------     ------     ------        ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................    0.01       0.05       0.04          0.02
  Net realized gains on investments.........................      --*        --*        --            --
                                                              ------     ------     ------        ------
  Total from Investment Activities..........................    0.01       0.05       0.04          0.02
                                                              ------     ------     ------        ------
DIVIDENDS:
  Net investment income.....................................   (0.01)     (0.05)     (0.04)        (0.02)
                                                              ------     ------     ------        ------
  Total Dividends...........................................   (0.01)     (0.05)     (0.04)        (0.02)
                                                              ------     ------     ------        ------
NET ASSET VALUE, END OF PERIOD..............................  $ 1.00     $ 1.00     $ 1.00        $ 1.00
                                                              ======     ======     ======        ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................    1.24%      4.87%      4.35%         2.30%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................  $  311     $  266     $  308        $  198
Ratio of expenses to average net assets.....................    1.42%      1.37%      1.33%         1.51%(c)
Ratio of net investment income to average net assets........    1.18%      4.76%      4.30%         3.43%(c)
Ratio of expenses to average net assets(d)..................    1.56%      1.55%      1.52%         1.73%(c)

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized

(c) Annualized

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

*  Less than $0.005.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                            --------------------------------------------------------
                                                              2002        2001        2000        1999        1998
INSTITUTIONAL CLASS SHARES                                  --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $10.02       $9.66       $9.79       $9.85       $9.75
                                                               -----        ----        ----        ----        ----
INVESTMENT ACTIVITIES:
  Net investment income...................................      0.44        0.53        0.51        0.50        0.54
  Net realized and unrealized gains/(losses) on
    investments...........................................      0.09        0.36       (0.13)      (0.06)       0.10
                                                               -----        ----        ----        ----        ----
  Total from Investment Activities........................      0.53        0.89        0.38        0.44        0.64
                                                               -----        ----        ----        ----        ----
DIVIDENDS:
  Net investment income...................................     (0.44)      (0.53)      (0.51)      (0.50)      (0.54)
                                                               -----        ----        ----        ----        ----
  Total Dividends.........................................     (0.44)      (0.53)      (0.51)      (0.50)      (0.54)
                                                               -----        ----        ----        ----        ----
NET ASSET VALUE, END OF PERIOD............................    $10.11      $10.02       $9.66       $9.79       $9.85
                                                               =====       =====        ====        ====        ====
TOTAL RETURN..............................................      5.42%       9.46%       3.94%       4.57%       6.73%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........................   $88,846     $68,672     $87,517    $113,145    $120,203
Ratio of expenses to average net assets...................      0.71%       0.73%       0.70%       0.69%       0.64%
Ratio of net investment income to average net assets......      4.40%       5.42%       5.20%       5.09%       5.53%
Portfolio turnover(a).....................................     39.48%      29.53%      32.29%      49.19%      65.07%

---------------

(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                       FOR THE YEARS ENDED MAY 31,
                                                              ----------------------------------------------
                                                               2002      2001      2000      1999      1998
CLASS A SHARES(a)                                             ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $10.02    $ 9.66    $ 9.79    $ 9.85    $ 9.75
                                                              ------    ------    ------    ------    ------
INVESTMENT ACTIVITIES:
  Net investment income.....................................    0.42      0.51      0.48      0.48      0.52
  Net realized and unrealized gains/(losses) on
    investments.............................................    0.09      0.36     (0.13)    (0.06)     0.10
                                                              ------    ------    ------    ------    ------
  Total from Investment Activities..........................    0.51      0.87      0.35      0.42      0.62
                                                              ------    ------    ------    ------    ------
DIVIDENDS:
  Net investment income.....................................   (0.42)    (0.51)    (0.48)    (0.48)    (0.52)
                                                              ------    ------    ------    ------    ------
  Total Dividends...........................................   (0.42)    (0.51)    (0.48)    (0.48)    (0.52)
                                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD..............................  $10.11    $10.02    $ 9.66    $ 9.79    $ 9.85
                                                              ======    ======    ======    ======    ======
TOTAL RETURN (EXCLUDES SALES CHARGE)........................    5.16%     9.19%     3.68%     4.31%     6.48%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................  $9,486    $5,865    $4,466    $5,596    $3,181
Ratio of expenses to average net assets.....................    0.96%     0.98%     0.95%     0.94%     0.89%
Ratio of net investment income to average net assets........    4.14%     5.16%     4.95%     4.82%     5.28%
Ratio of expenses to average net assets(b)..................    1.06%     1.08%       (d)       (d)       (d)
Portfolio turnover(c).......................................   39.48%    29.53%    32.29%    49.19%    65.07%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 3.00%.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d) No waivers during this period.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                           FOR THE YEARS ENDED MAY 31,
                                                             -------------------------------------------------------
                                                              2002        2001        2000        1999        1998
INSTITUTIONAL CLASS SHARES                                   -------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.......................   $10.19      $ 9.58      $10.06      $10.34      $ 9.93
                                                               -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income....................................     0.60        0.59        0.55        0.54        0.59
  Net realized and unrealized gains/(losses) on
    investments............................................     0.23        0.61       (0.48)      (0.28)       0.42
                                                               -----       -----       -----       -----       -----
  Total from Investment Activities.........................     0.83        1.20        0.07        0.26        1.01
                                                               -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income....................................    (0.58)      (0.59)      (0.55)      (0.54)      (0.59)
  In excess of net investment income.......................       --          --          --          --       (0.01)
                                                               -----       -----       -----       -----       -----
  Total Dividends..........................................    (0.58)      (0.59)      (0.55)      (0.54)      (0.60)
                                                               -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD.............................   $10.44      $10.19      $ 9.58      $10.06      $10.34
                                                               =====       =====       =====       =====       =====
TOTAL RETURN...............................................     8.34%      12.79%       0.71%       2.47%      10.42%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..........................  $85,922    $121,110    $141,404    $154,916    $118,743
Ratio of expenses to average net assets....................     0.79%       0.76%       0.75%       0.79%       0.72%
Ratio of net investment income to average net assets.......     5.78%       5.93%       5.59%       5.18%       5.78%
Ratio of expenses to average net assets(a).................     0.84%       0.81%       0.80%       0.84%       0.77%
Portfolio turnover(b)......................................     7.02%      14.06%      53.19%      74.03%      35.62%

---------------

(a) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                        FOR THE YEARS ENDED MAY 31,
                                                              ------------------------------------------------
                                                               2002       2001       2000      1999      1998
CLASS A SHARES(A)                                             -------    -------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $10.18     $ 9.57    $10.05    $10.34    $ 9.93
                                                                -----      -----     -----     -----     -----
INVESTMENT ACTIVITIES:
  Net investment income.....................................     0.58       0.56      0.52      0.52      0.57
  Net realized and unrealized gains/(losses) on
    investments.............................................     0.23       0.61     (0.48)    (0.29)     0.42
                                                                -----      -----     -----     -----     -----
  Total from Investment Activities..........................     0.81       1.17      0.04      0.23      0.99
                                                                -----      -----     -----     -----     -----
DIVIDENDS:
  Net investment income.....................................    (0.56)     (0.56)    (0.52)    (0.52)    (0.57)
  In excess of net investment income........................       --         --        --        --     (0.01)
                                                                -----      -----     -----     -----     -----
  Total Dividends...........................................    (0.56)     (0.56)    (0.52)    (0.52)    (0.58)
                                                                -----      -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD..............................   $10.43     $10.18    $ 9.57    $10.05    $10.34
                                                                =====      =====     =====     =====     =====
TOTAL RETURN (EXCLUDES SALES CHARGE)........................     8.07%     12.51%     0.45%     2.11%    10.15%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................  $10,646    $11,888    $6,139    $8,219    $3,965
Ratio of expenses to average net assets.....................     1.04%      1.01%     1.00%     1.05%     0.97%
Ratio of net investment income to average net assets........     5.58%      5.65%     5.32%     4.92%     5.53%
Ratio of expenses to average net assets(b)..................     1.19%      1.16%     1.05%     1.10%     1.02%
Portfolio turnover(c).......................................     7.02%     14.06%    53.19%    74.03%    35.62%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(b) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                                 FOR THE
                                                               FOR THE YEARS ENDED MAY 31,     PERIOD ENDED
                                                              -----------------------------      MAY 31,
                                                               2002       2001       2000        1999(a)
CLASS B SHARES                                                -------    -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $10.18     $ 9.57     $10.05        $10.81
                                                              ------     ------     ------      --------
INVESTMENT ACTIVITIES:
  Net investment income.....................................    0.49       0.49       0.45          0.28
  Net realized and unrealized gains/(losses) on
    investments.............................................    0.24       0.61      (0.48)        (0.76)
                                                              ------     ------     ------      --------
  Total from Investment Activities..........................    0.73       1.10      (0.03)        (0.48)
                                                              ------     ------     ------      --------
DIVIDENDS:
  Net investment income.....................................   (0.48)     (0.49)     (0.45)        (0.28)
                                                              ------     ------     ------      --------
  Total Dividends...........................................   (0.48)     (0.49)     (0.45)        (0.28)
                                                              ------     ------     ------      --------
NET ASSET VALUE, END OF PERIOD..............................  $10.43     $10.18     $ 9.57        $10.05
                                                               =====      =====      =====         =====
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................    7.31%     11.69%     (0.30%)       (4.54%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................  $  370     $  116     $   76        $   95
Ratio of expenses to average net assets.....................    1.79%      1.76%      1.75%         1.79% (c)
Ratio of net investment income to average net assets........    4.88%      4.92%      4.57%         4.01% (c)
Ratio of expenses to average net assets(d)..................    1.84%      1.81%      1.80%         1.84% (c)
Portfolio turnover(e).......................................    7.02%     14.06%     53.19%        74.03%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                           FOR THE YEARS ENDED MAY 31,
                                                             -------------------------------------------------------
                                                              2002        2001        2000        1999        1998
INSTITUTIONAL CLASS SHARES                                   -------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.......................   $23.25      $28.83      $28.18      $24.98      $19.16
                                                               -----       -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income....................................     0.12        0.11        0.12        0.15        0.19
  Net realized and unrealized gains/(losses) on
    investments............................................    (3.11)      (3.39)       1.41        4.30        6.00
                                                               -----       -----       -----       -----       -----
  Total from Investment Activities.........................    (2.99)      (3.28)       1.53        4.45        6.19
                                                               -----       -----       -----       -----       -----
DIVIDENDS:
  Net investment income....................................    (0.11)      (0.10)      (0.11)      (0.15)      (0.19)
  Net realized gains.......................................    (1.78)      (2.20)      (0.77)      (1.10)      (0.18)
                                                               -----       -----       -----       -----       -----
  Total Dividends..........................................    (1.89)      (2.30)      (0.88)      (1.25)      (0.37)
                                                               -----       -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD.............................   $18.37      $23.25      $28.83      $28.18      $24.98
                                                               =====       =====       =====       =====       =====
TOTAL RETURN...............................................   (13.58%)    (12.02%)      5.35%      18.25%      32.53%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..........................  $93,095    $154,776    $290,637    $288,804    $259,585
Ratio of expenses to average net assets....................     0.95%       0.90%       0.87%       0.90%       0.91%
Ratio of net investment income to average net assets.......     0.57%       0.38%       0.43%       0.58%       0.83%
Portfolio turnover(a)......................................     8.28%       2.51%       8.83%       7.20%       4.78%

---------------

(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                         FOR THE YEARS ENDED MAY 31,
                                                             ----------------------------------------------------
                                                              2002        2001       2000       1999       1998
CLASS A SHARES(a)                                            -------     -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $23.18      $28.78     $28.16     $24.97     $19.16
                                                               -----       -----      -----      -----      -----
INVESTMENT ACTIVITIES:
  Net investment income...................................      0.06        0.05       0.05       0.09       0.13
  Net realized and unrealized gains/(losses) on
    investments...........................................     (3.09)      (3.38)      1.40       4.30       5.99
                                                               -----       -----      -----      -----      -----
  Total from Investment Activities........................     (3.03)      (3.33)      1.45       4.39       6.12
                                                               -----       -----      -----      -----      -----
DIVIDENDS:
  Net investment income...................................     (0.08)      (0.07)     (0.06)     (0.10)     (0.13)
  Net realized gains......................................     (1.78)      (2.20)     (0.77)     (1.10)     (0.18)
                                                               -----       -----      -----      -----      -----
  Total Dividends.........................................     (1.86)      (2.27)     (0.83)     (1.20)     (0.31)
                                                               -----       -----      -----      -----      -----
NET ASSET VALUE, END OF PERIOD............................    $18.29      $23.18     $28.78     $28.16     $24.97
                                                               =====       =====      =====      =====      =====
TOTAL RETURN (EXCLUDES SALES CHARGE)......................    (13.75%)    (12.24%)     5.08%     17.92%     32.20%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).........................   $39,586     $43,028    $53,777    $59,045    $41,474
Ratio of expenses to average net assets...................      1.20%       1.15%      1.12%      1.15%      1.16%
Ratio of net investment income to average net assets......      0.32%       0.17%      0.18%      0.33%      0.58%
Ratio of expenses to average net assets(b)................      1.30%       1.25%        (d)        (d)        (d)
Portfolio turnover(c).....................................      8.28%       2.51%      8.83%      7.20%      4.78%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d) No waivers during this period.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                                 FOR THE
                                                               FOR THE YEARS ENDED MAY 31,     PERIOD ENDED
                                                              -----------------------------      MAY 31,
                                                               2002       2001       2000        1999(a)
CLASS B SHARES                                                -------    -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $22.86     $28.55     $28.08        $23.12
                                                              ------     ------     ------      --------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................   (0.09)     (0.13)     (0.13)        (0.02)
  Net realized and unrealized gains/(losses) on
    investments.............................................   (3.04)      3.35       1.37          6.11
                                                              ------     ------     ------      --------
  Total from Investment Activities..........................   (3.13)     (3.48)      1.24          6.09
                                                              ------     ------     ------      --------
DIVIDENDS:
  Net investment income.....................................   (0.03)     (0.01)        --         (0.03)
  Net realized gains........................................   (1.78)     (2.20)     (0.77)        (1.10)
                                                              ------     ------     ------      --------
  Total Dividends...........................................   (1.81)     (2.21)     (0.77)        (1.13)
                                                              ------     ------     ------      --------
NET ASSET VALUE, END OF PERIOD..............................  $17.92     $22.86     $28.55        $28.08
                                                              ======     ======     ======      ========
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................  (14.41%)   (12.87%)     4.31%        26.80% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................  $4,770     $6,328     $7,189        $2,975
Ratio of expenses to average net assets.....................    1.95%      1.90%      1.87%         1.88% (c)
Ratio of net investment loss to average net assets..........   (0.43%)    (0.58%)    (0.57%)       (0.33%)(c)
Portfolio turnover(d).......................................    8.28%      2.51%      8.83%         7.20%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized,

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                           FOR THE YEARS ENDED MAY 31,
                                                              ------------------------------------------------------
                                                               2002       2001        2000        1999        1998
INSTITUTIONAL CLASS SHARES                                    -------    -------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $15.59     $17.13      $18.61      $20.11      $16.71
                                                                -----      -----       -----       -----       -----
INVESTMENT ACTIVITIES:
  Net investment income/(loss)..............................    (0.01)     (0.01)      (0.00)*      0.06        0.08
  Net realized and unrealized gains/(losses) on
    investments.............................................     0.08       0.93        1.66       (0.34)       4.40
                                                                -----      -----       -----       -----       -----
  Total from Investment Activities..........................     0.07       0.92        1.66       (0.28)       4.48
                                                                -----      -----       -----       -----       -----
DIVIDENDS:
  Net investment income.....................................       --         --          --       (0.06)      (0.08)
  Net realized gains........................................    (2.25)     (2.46)      (3.14)      (1.16)      (1.00)
                                                                -----      -----       -----       -----       -----
  Total Dividends...........................................    (2.25)     (2.46)      (3.14)      (1.22)      (1.08)
                                                                -----      -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD..............................   $13.41     $15.59      $17.13      $18.61      $20.11
                                                                =====      =====       =====       =====       =====
TOTAL RETURN................................................     1.22%      5.13%       8.55%      (1.06%)     27.15%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................  $72,308    $74,765     $95,307    $106,330    $168,116
Ratio of expenses to average net assets.....................     1.14%      1.13%       1.11%       1.09%       1.07%
Ratio of net investment income/(loss) to average net
  assets....................................................    (0.05%)    (0.03%)     (0.03%)      0.34%       0.41%
Portfolio turnover(a).......................................    38.78%     62.14%      56.82%      33.27%      20.48%

---------------

*  Less than $ 0.005 per share.

(a) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                          FOR THE YEARS ENDED MAY 31,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
CLASS A SHARES(a)                                             -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $15.49     $17.07     $18.59     $20.10     $16.72
                                                                -----      -----      -----      -----      -----
INVESTMENT ACTIVITIES:
  Net investment income/(loss)..............................    (0.03)     (0.04)     (0.05)      0.02       0.03
  Net realized and unrealized gains/(losses) on
    investments.............................................     0.06       0.92       1.67      (0.34)      4.39
                                                                -----      -----      -----      -----      -----
  Total from Investment Activities..........................     0.03       0.88       1.62      (0.32)      4.42
                                                                -----      -----      -----      -----      -----
DIVIDENDS:
  Net investment income.....................................       --         --         --      (0.03)     (0.03)
  In excess of net investment income........................       --         --         --         --      (0.01)
  Net realized gains........................................    (2.25)     (2.46)     (3.14)     (1.16)     (1.00)
                                                                -----      -----      -----      -----      -----
  TOTAL DIVIDENDS...........................................    (2.25)     (2.46)     (3.14)     (1.19)     (1.04)
                                                                -----      -----      -----      -----      -----
NET ASSET VALUE, END OF PERIOD..............................   $13.27     $15.49     $17.07     $18.59     $20.10
                                                                =====      =====      =====      =====      =====
TOTAL RETURN (EXCLUDES SALES CHARGE)........................     0.96%      4.90%      8.27%     (1.31%)    26.82%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................  $20,949    $14,890    $16,708    $20,409    $19,298
Ratio of expenses to average net assets.....................     1.38%      1.38%      1.36%      1.35%      1.32%
Ratio of net investment income/(loss) to average net
  assets....................................................    (0.33%)    (0.27%)    (0.28%)     0.10%      0.16%
Ratio of expenses to average net assets(b)..................     1.48%      1.48%        (d)        (d)        (d)
Portfolio turnover(c).......................................    38.78%     62.14%     56.82%     33.27%     20.48%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(b) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(d) No waivers during this period.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                                 FOR THE
                                                               FOR THE YEARS ENDED MAY 31,     PERIOD ENDED
                                                              -----------------------------      MAY 31,
                                                               2002       2001       2000        1999(a)
CLASS B SHARES                                                -------    -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $15.11     $16.82     $18.49        $16.40
                                                              ------     ------     ------      --------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................   (0.12)     (0.17)     (0.11)        (0.06)
  Net realized and unrealized gains on investments..........    0.05       0.92       1.58          3.32
                                                              ------     ------     ------      --------
  Total from Investment Activities..........................   (0.07)      0.75       1.47          3.26
                                                              ------     ------     ------      --------
DIVIDENDS:
  Net investment income.....................................      --         --         --         (0.01)
  Net realized gains........................................   (2.25)     (2.46)     (3.14)        (1.16)
                                                              ------     ------     ------      --------
  Total Dividends...........................................   (2.25)     (2.46)     (3.14)        (1.17)
                                                              ------     ------     ------      --------
NET ASSET VALUE, END OF PERIOD..............................  $12.79     $15.11     $16.82        $18.49
                                                              ======     ======     ======      ========
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................    0.26%      4.14%      7.37%        20.28% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................    $492       $473       $449          $138
Ratio of expenses to average net assets.....................    2.14%      2.13%      2.13%         2.10% (c)
Ratio of net investment loss to average net assets..........   (1.06%)    (1.03%)    (1.07%)       (0.73%)(c)
Portfolio turnover(d).......................................   38.78%     62.14%     56.82%        33.27%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

                                                                                                                       FOR THE
                                                                      FOR THE YEARS ENDED MAY 31,                    PERIOD ENDED
                                                       ----------------------------------------------------------      MAY 31,
                                                        2002             2001             2000             1999        1998(a)
INSTITUTIONAL CLASS SHARES                             -------          -------          -------          -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $8.62            $8.32            $8.13            $9.92        $10.00
                                                         -----             ----             ----             ----        ------
INVESTMENT ACTIVITIES:
  Net investment loss................................    (0.05)           (0.04)           (0.04)           (0.03)        (0.03)(b)
  Net realized and unrealized gains/(losses) on
    investments......................................     0.64             0.34             0.23            (1.68)        (0.05)
                                                         -----             ----             ----             ----        ------
  Total from Investment Activities...................     0.59             0.30             0.19            (1.71)        (0.08)
                                                         -----             ----             ----             ----        ------
DIVIDENDS:
  Net realized gains.................................       --               --               --            (0.08)           --
                                                         -----             ----             ----             ----        ------
  Total Dividends....................................       --               --               --            (0.08)           --
                                                         -----             ----             ----             ----        ------
NET ASSET VALUE, END OF PERIOD.......................    $9.21            $8.62            $8.32            $8.13         $9.92
                                                         =====             ====             ====             ====        ======
TOTAL RETURN.........................................     6.84%            3.61%            2.34%          (17.25%)       (0.80%)(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)....................  $30,257          $33,896          $44,031          $54,722       $61,450
Ratio of expenses to average net assets..............     1.29%            1.29%            1.27%            1.40%         1.45%(d)
Ratio of net investment loss to average net assets...    (0.53%)          (0.46%)          (0.45%)          (0.36%)       (0.41%)(d)
Ratio of expenses to average net assets(e)...........     1.49%            1.49%            1.43%              (g)           (g)
Portfolio turnover(f)................................    71.62%           93.16%           69.64%           34.52%        12.28%

---------------

(a) Fund commenced operations on October 1, 1997.

(b) Calculated based on average shares during the period.

(c) Not annualized.

(d) Annualized.

(e) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(g) No waivers during this period.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                                          FOR THE
                                                                FOR THE YEARS ENDED MAY 31,             PERIOD ENDED
                                                         ------------------------------------------       MAY 31,
                                                          2002        2001        2000        1999        1998(b)
CLASS A SHARES(a)                                        ------      ------      ------      ------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD...................   $8.54       $8.26       $8.09       $9.91        $10.00
                                                           ----        ----        ----        ----      --------
INVESTMENT ACTIVITIES:
  Net investment loss..................................   (0.05)      (0.06)      (0.07)      (0.05)        (0.04)(c)
  Net realized and unrealized gains/(losses) on
    investments........................................    0.62        0.34        0.24       (1.69)        (0.05)
                                                           ----        ----        ----        ----      --------
  Total from Investment Activities.....................    0.57        0.28        0.17       (1.74)        (0.09)
                                                           ----        ----        ----        ----      --------
DIVIDENDS:
  Net realized gains...................................      --          --          --       (0.08)           --
                                                           ----        ----        ----        ----      --------
  Total Dividends......................................      --          --          --       (0.08)           --
                                                           ----        ----        ----        ----      --------
NET ASSET VALUE, END OF PERIOD.........................   $9.11       $8.54       $8.26       $8.09        $ 9.91
                                                           ====        ====        ====        ====      ========
TOTAL RETURN (EXCLUDES SALES CHARGE)...................    6.67%       3.39%       2.10%     (17.57%)       (0.90%)(d)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)......................  $5,126      $3,786      $3,967      $5,071        $3,704
Ratio of expenses to average net assets................    1.53%       1.54%       1.52%       1.65%         1.70% (e)
Ratio of net investment loss to average net assets.....   (0.78%)     (0.70%)     (0.70%)     (0.61%)       (0.66%)(e)
Ratio of expenses to average net assets(f).............    1.83%       1.84%       1.68%         (h)           (h)
Portfolio turnover(g)..................................   71.62%      93.16%      69.64%      34.52%        12.28%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(b) Fund commenced operations on October 1, 1997.

(c) Calculated based on average shares during the period.

(d) Not annualized.

(e) Annualized.

(f) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(h) No waivers during this period.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                                                 FOR THE
                                                               FOR THE YEARS ENDED MAY 31,     PERIOD ENDED
                                                              -----------------------------      MAY 31,
                                                               2002       2001       2000        1999(a)
CLASS B SHARES                                                -------    -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $8.38      $8.16      $8.06         $7.47
                                                               -----      -----      -----       -------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................   (0.13)     (0.14)     (0.14)        (0.05)
  Net realized and unrealized gains on investments..........    0.62       0.36       0.24          0.72
                                                               -----      -----      -----       -------
  Total from Investment Activities..........................    0.49       0.22       0.10          0.67
                                                               -----      -----      -----       -------
DIVIDENDS:
  Net realized gains........................................      --         --         --         (0.08)
                                                               -----      -----      -----       -------
  Total Dividends...........................................      --         --         --         (0.08)
                                                               -----      -----      -----       -------
NET ASSET VALUE, END OF PERIOD..............................   $8.87      $8.38      $8.16         $8.06
                                                               =====      =====      =====       =======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................    5.85%      2.70%      1.24%         8.95% (c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................     $50        $47        $53           $48
Ratio of expenses to average net assets.....................    2.29%      2.29%      2.27%         2.40% (d)
Ratio of net investment loss to average net assets..........   (1.53%)    (1.45%)    (1.47%)       (1.40%)(d)
Ratio of expenses to average net assets(b)..................    2.49%      2.49%      2.43%           (f)
Portfolio turnover(e).......................................   71.62%     93.16%     69.64%        34.52%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(f) No waivers during this period.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                FOR THE           FOR THE
                                                               YEAR ENDED      PERIOD ENDED
                                                              MAY 31, 2002    MAY 31, 2001(a)
INSTITUTIONAL CLASS SHARES                                    ------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $7.89           $10.00
                                                                -------       ----------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................      (0.04)           (0.01)
  Net realized and unrealized losses on investments.........      (0.57)           (2.10)
                                                                -------       ----------
  Total from Investment Activities..........................      (0.61)           (2.11)
                                                                -------       ----------
DIVIDENDS:
  Net investment income.....................................         --               --*
                                                                -------       ----------
  Total Dividends...........................................         --               --
                                                                -------       ----------
NET ASSET VALUE, END OF PERIOD..............................      $7.28           $ 7.89
                                                                =======       ==========
TOTAL RETURN................................................      (7.73%)         (21.08%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................    $22,943          $18,473
Ratio of expenses to average net assets.....................       1.25%            1.25% (c)
Ratio of net investment income to average net assets........      (0.68%)          (0.22%)(c)
Portfolio turnover(d).......................................     152.13%          140.49%

---------------

*  Less than $0.005 per share.

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                FOR THE           FOR THE
                                                               YEAR ENDED      PERIOD ENDED
                                                              MAY 31, 2002    MAY 31, 2001(a)
CLASS A SHARES                                                ------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $7.87            $10.00
                                                                -------         ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................      (0.05)            (0.02)
  Net realized and unrealized losses on investments.........      (0.58)            (2.11)
                                                                -------         ---------
  Total from Investment Activities..........................      (0.63)            (2.13)
                                                                -------         ---------
DIVIDENDS:
  Net investment income.....................................         --                --*
                                                                -------         ---------
  Total Dividends...........................................         --                --
                                                                -------         ---------
NET ASSET VALUE, END OF PERIOD..............................      $7.24            $ 7.87
                                                                =======         =========
TOTAL RETURN (EXCLUDES SALES CHARGE)........................      (8.01%)          (21.28%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................     $1,049              $809
Ratio of expenses to average net assets.....................       1.50%             1.50% (c)
Ratio of net investment loss to average net assets..........      (0.94%)           (0.48%)(c)
Ratio of expenses to average net assets(d)..................       1.60%             1.60% (c)
Portfolio turnover(e).......................................     152.13%           140.49%

---------------

*  Less than $ 0.005 per share.

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such fee reductions had not occurred the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Financial Highlights (continued)

Selected data for a share outstanding throughout the period indicated.

                                                                FOR THE           FOR THE
                                                               YEAR ENDED      PERIOD ENDED
                                                              MAY 31, 2002    MAY 31, 2001(a)
CLASS B SHARES                                                ------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $7.84            $10.00
                                                                -------         ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................      (0.11)            (0.06)
  Net realized and unrealized losses on investments.........      (0.58)            (2.10)
                                                                -------         ---------
  Total from Investment Activities..........................      (0.69)            (2.16)
                                                                -------         ---------
DIVIDENDS:
  Net investment income.....................................         --                --*
                                                                -------         ---------
  Total Dividends...........................................         --                --
                                                                -------         ---------
NET ASSET VALUE, END OF PERIOD..............................      $7.15            $ 7.84
                                                                =======         =========
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................      (8.80%)          (21.60%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................       $236              $249
Ratio of expenses to average net assets.....................       2.25%             2.25% (c)
Ratio of net investment loss to average net assets..........      (1.68%)           (1.26%)(c)
Portfolio turnover(d).......................................     152.13%           140.49%

---------------

*  Less than $ 0.005 per share.

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Performance Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund and The Leaders Equity Fund (separate portfolios constituting the Performance Funds Trust, hereafter referred to as the "Funds") at May 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 19, 2002

MANAGEMENT INFORMATION

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

TRUSTEES

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                     PORTFOLIOS
                                                 TERM OF                                              IN FUND        OTHER
                               POSITION(S)     OFFICE AND                                             COMPLEX     TRUSTEESHIPS
                                   HELD         LENGTH OF           PRINCIPAL OCCUPATION(S)           OVERSEEN      HELD BY
   NAME, ADDRESS, AND AGE       WITH FUND      TIME SERVED            DURING PAST 5 YEARS            BY TRUSTEE     TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
JOHN J. PILEGGI                  Trustee        Indefinite   President, Plusfunds.com,                   7        American
Age 42                                          5/92 to      2000-present; Formerly President and                 Independence
2 Hopkins Plaza                                 present      Chief Executive Officer, ING Mutual                  Funds Trust
10th Floor                                                   Funds Management Co., LLC, a
Baltimore, Maryland 21201                                    registered investment adviser and
                                                             wholly- owned subsidiary of ING North
                                                             America, an integrated financial
                                                             services company, 1998 to 2000;
                                                             Formerly, director of Furman Selz LLC,
                                                             an institutional brokerage firm, 1994
                                                             through 1998.
------------------------------------------------------------------------------------------------------------------------------
CHARLES M. CARR                  Trustee        Indefinite   Petroleum Consultant since 1992.            7        N/A
Age 67                                          8/96 to
1451 Highland Park Drive                        present
Jackson, Mississippi 39211
------------------------------------------------------------------------------------------------------------------------------
JAMES H. JOHNSTON, III, M.D.     Trustee        Indefinite   Physician (Gastroenterologist) with         7        N/A
Age 54                                          5/92 to      Gastrointestinal Associates, P.A.,
1421 North State Street                         present      Jackson, Mississippi since 1984.
Suite 203
Jackson, Mississippi 39202
------------------------------------------------------------------------------------------------------------------------------
JAMES T. MALLETTE                Trustee        Indefinite   Attorney, Mallette Law Firm, P.A. from      7        N/A
Age 42                                          5/92 to      2000- present; Formerly Attorney,
3900 Lakeland Drive                             present      Kelly, Gault & Mallette, LLP from
Jackson, Mississippi 39208                                   2000-2000. Formerly, Attorney,
                                                             Stubblefield, Mallette & Harvey, P.A.,
                                                             (1997 through 2000), and an Attorney,
                                                             Daniel Coker Horton and Bell
                                                             (1987-1997).
------------------------------------------------------------------------------------------------------------------------------
WALTER P. NEELY, PH.D., CFA      Trustee        Indefinite   Professor and Consultant, Millsaps          7        N/A
Age 56                                          5/92 to      College, Jackson, Mississippi, since
1701 North State Street                         present      1980.
Jackson, Mississippi 39210
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
WALTER B. GRIMM(1)               Trustee        Indefinite   Employee of BISYS Fund Services --          7        American
Age 57                                          9/98 to      6/92-present                                         Performance
3435 Stelzer Road                               present                                                           The Coventy
Columbus, Ohio 43219                                                                                              Group
                                                                                                                  Variable
                                                                                                                  Insurance
                                                                                                                  Funds
                                                                                                                  United
                                                                                                                  American
                                                                                                                  Cash
                                                                                                                  Reserves
------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
90 Park Avenue
New York, New York 10016

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-ANN-6004-5/02

[PERFORMANCE FUNDS LOGO]

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

ANNUAL REPORT
MAY 31, 2002

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                National Bank
                Performance Funds'
                Investment Advisor

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.